                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                        MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number 811-5696
                                  ---------


                        RIVERSOURCE GLOBAL SERIES, INC.
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)


   50606 Ameriprise Financial Center, Minneapolis, Minnesota       55474
--------------------------------------------------------------------------------
              (Address of principal executive offices)           (Zip code)


   Scott R. Plummer - 5228 Ameriprise Financial Center, Minneapolis, MN 55474
--------------------------------------------------------------------------------
                    (Name and address of agent for service)


Registrant's telephone number, including area code: (612) 671-1947
                                                    --------------

Date of fiscal year end:     10/31
                         --------------
Date of reporting period:    07/31
                         --------------

                               PORTFOLIO HOLDINGS

                                      FOR

              RIVERSOURCE ABSOLUTE RETURN CURRENCY AND INCOME FUND

                                AT JULY 31, 2007

INVESTMENTS IN SECURITIES

JULY 31, 2007 (UNAUDITED)
(Percentages represent value of investments compared to net assets)

BONDS (30.5%)
                                  COUPON       PRINCIPAL
ISSUER                             RATE          AMOUNT                     VALUE(A)
ASSET-BACKED (11.2%)
Capital Auto Receivables Asset Trust
 Series 2006-SN1A Cl A4B
  03-20-10                          5.43%       $1,500,000(d,e)           $1,500,200
Citibank Credit Card Issuance Trust
 Series 2003-A9 Cl A9
  11-22-10                          5.44           455,000(e)                455,498
College Loan Corp Trust
 Series 2004-1 Cl A2
  04-25-16                          5.47         2,500,000(e)              2,502,249
Countrywide Asset-backed Ctfs
 Series 2007-7 Cl 2A2
  10-25-37                          5.48         1,000,000(e)                993,906
Countrywide Home Equity Loan Trust
 Series 2005-H Cl 2A (FGIC)
  12-15-35                          5.56           240,044(e,g)              239,715
Countrywide Home Equity Loan Trust
 Series 2005-M Cl A2 (MBIA)
  02-15-36                          5.44           533,597(e,g)              533,547
Harley-Davidson Motorcycle Trust
 Series 2005-1 Cl A1
  07-15-09                          3.28             8,004                     7,999
Keycorp Student Loan Trust
 Series 2003-A Cl 2A2 (MBIA)
  10-25-25                          5.67           967,830(e,g)              972,215
Long Beach Auto Receivables Trust
 Series 2004-B Cl A3 (FSA)
  06-15-09                          3.46             9,171(g)                  9,163
Nissan Auto Receivables Owner Trust
 Series 2003-C Cl A5
  03-16-09                          3.21           103,075                   102,555
Residential Asset Securities
 Series 2006-KS2 Cl A2
  03-25-36                          5.45           800,000(e)                798,500
SLM Student Loan Trust
 Series 2003-4 Cl A3
  12-15-15                          5.46            27,734(e)                 27,737
SLM Student Loan Trust
 Series 2004-3 Cl A3
  04-25-16                          5.45           995,462(e)                996,270

BONDS (CONTINUED)
                                  COUPON       PRINCIPAL
ISSUER                             RATE          AMOUNT                     VALUE(A)
ASSET-BACKED (CONT.)
SLM Student Loan Trust
 Series 2005-5 Cl A1
  01-25-18                          5.36%         $120,656(e)               $120,683
SLM Student Loan Trust
 Series 2006-2 Cl A2
  01-25-17                          5.36           220,868(e)                220,863
SLM Student Loan Trust
 Series 2006-5 Cl A2
  07-25-17                          5.35         1,142,897(e)              1,142,540
SLM Student Loan Trust
 Series 2006-A Cl A1
  03-16-20                          5.38         1,861,591(e)              1,861,554
Structured Asset Investment Loan Trust
 Series 2006-1 Cl A1
  01-25-36                          5.40           127,565(e)                127,445
Volkswagen Auto Lease Trust
 Series 2005-A Cl A3
  05-20-08                          3.82            33,248                    33,217
                                                                     ---------------
Total                                                                     12,645,856
------------------------------------------------------------------------------------

COMMERCIAL MORTGAGE-BACKED (2.3%)(f)
Commercial Mtge Pass-Through Ctfs
 Series 2007-FL14 Cl MKL1
  06-15-22                          6.12           250,000(d,e)              249,688
Morgan Stanley Capital I
 Series 2003-IQ6 Cl A1
  12-15-41                          2.80           951,469                   941,061
TrizecHahn Office Properties Trust
 Series 2001-TZHA Cl C3
  03-15-13                          6.52         1,363,412(d)              1,366,260
                                                                     ---------------
Total                                                                      2,557,009
------------------------------------------------------------------------------------

MORTGAGE-BACKED (3.2%)(f)
Deutsche Bank Alternate Mtge Loan Trust
 Collateralized Mtge Obligation
 Series 2006-AR6 Cl A3
  02-25-37                          5.41           573,226(e)                570,945
Downey Savings & Loan Assn Mtge Loan Trust
 Collateralized Mtge Obligation
 Series 2006-AR2 Cl 2AB1
  11-19-37                          5.41           919,479(b)                918,731

BONDS (CONTINUED)
                                  COUPON       PRINCIPAL
ISSUER                             RATE          AMOUNT                     VALUE(A)
MORTGAGE-BACKED (CONT.)
Harborview Mtge Loan Trust
 Collateralized Mtge Obligation
 Series 2006-12 Cl 2A11
  01-19-38                          5.41%         $975,635(b)               $976,339
Harborview Mtge Loan Trust
 Collateralized Mtge Obligation
 Series 2006-8 Cl 2A1B
  08-21-36                          5.57         1,135,434(b)              1,135,041
                                                                     ---------------
Total                                                                      3,601,056
------------------------------------------------------------------------------------

AUTOMOTIVE (0.4%)
American Honda Finance
  07-11-08                          5.44           400,000(d,e)              400,558
------------------------------------------------------------------------------------

BANKING (4.9%)
ANZ Natl Intl
  08-07-09                          5.40           750,000(c,d,e)            749,705
Bank of America
 Sr Nts
  02-17-09                          5.51           640,000(e)                641,447
Citigroup
  06-09-09                          5.50           640,000(e)                641,443
JPMorgan Chase & Co
 Sr Nts
  12-22-08                          5.41           400,000(e)                399,794
  03-09-09                          5.54           250,000(e)                250,358
Rabobank Nederland
 Sr Nts
  01-15-09                          5.38           600,000(c,d,e)            600,220
Santander US Debt Unipersonal
 Bank Guaranteed
  09-19-08                          5.42           640,000(c,d,e)            640,478
Wachovia
 Sr Nts
  10-28-08                          5.41           640,000(e)                640,687
Wells Fargo
  03-10-08                          5.40           640,000(e)                640,371
World Savings Bank FSB
 Sr Nts
  03-02-09                          5.49           400,000(e)                401,041
                                                                     ---------------
Total                                                                      5,605,544
------------------------------------------------------------------------------------

See accompanying notes to investments in securities.
--------------------------------------------------------------------------------

 1 RIVERSOURCE ABSOLUTE RETURN CURRENCY AND INCOME FUND -- PORTFOLIO HOLDINGS AT JULY 31, 2007

BONDS (CONTINUED)
                                  COUPON       PRINCIPAL
ISSUER                             RATE          AMOUNT                     VALUE(A)

BROKERAGE (3.0%)
Bear Stearns Companies
  03-30-09                          5.45%         $750,000(e)               $749,164
Credit Suisse First Boston USA
 Sr Nts
  12-09-08                          5.49           640,000(e)                640,684
Lehman Brothers Holdings
  10-22-08                          5.45           640,000(e)                640,018
Merrill Lynch & Co
  08-22-08                          5.45           640,000(e)                639,240
Morgan Stanley
 Sr Unsecured
  02-09-09                          5.47           640,000(e)                639,962
                                                                     ---------------
Total                                                                      3,309,068
------------------------------------------------------------------------------------

CONSTRUCTION MACHINERY (0.9%)
Caterpillar Financial Services
  10-28-08                          5.43           400,000(e)                400,370
John Deere Capital
  06-10-08                          5.49           640,000(e)                640,868
                                                                     ---------------
Total                                                                      1,041,238
------------------------------------------------------------------------------------

FOOD AND BEVERAGE (0.6%)
Diageo Capital
  11-10-08                          5.46           640,000(c,e)              640,433
------------------------------------------------------------------------------------

LIFE INSURANCE (1.5%)
ING Security Life Institutional Funding
  01-14-08                          5.44           640,000(d,e)              640,255
Pacific Life Global Funding
  11-13-08                          5.45           400,000(d,e)              400,788
Pricoa Global Funding 1
  09-12-08                          5.37           640,000(d,e)              640,455
                                                                     ---------------
Total                                                                      1,681,498
------------------------------------------------------------------------------------

NON CAPTIVE DIVERSIFIED (0.6%)
General Electric Capital
  12-01-08                          5.51           640,000(e)                640,992
------------------------------------------------------------------------------------

OTHER FINANCIAL INSTITUTIONS (0.6%)
Berkshire Hathaway Finance
  01-11-08                          5.41           640,000(e)                640,557
------------------------------------------------------------------------------------

BONDS (CONTINUED)
                                  COUPON       PRINCIPAL
ISSUER                             RATE          AMOUNT                     VALUE(A)

PROPERTY & CASUALTY (0.6%)
Allstate Life Global Funding Trusts
 Secured
  11-14-07                          5.38%         $640,000(e)               $640,159
------------------------------------------------------------------------------------

WIRELINES (0.7%)
BellSouth
 Sr Unsecured
  08-15-08                          5.46           750,000(e)                750,626
------------------------------------------------------------------------------------

TOTAL BONDS
(Cost: $34,168,786)                                                      $34,154,594
------------------------------------------------------------------------------------

MONEY MARKET FUND (19.3%)
                                                  SHARES                   VALUE(A)
RiverSource Short-Term
 Cash Fund                                       21,582,698(i)          $21,582,698
-----------------------------------------------------------------------------------

TOTAL MONEY MARKET FUND
(Cost: $21,582,698)                                                     $21,582,698
-----------------------------------------------------------------------------------

FLOATING RATE NOTES (2.7%)
                                                  AMOUNT
                                  EFFECTIVE     PAYABLE AT
ISSUER                              YIELD        MATURITY                  VALUE(A)
White Pine Finance LLC
  02-25-08                           5.36%       $3,000,000              $3,001,035
-----------------------------------------------------------------------------------

TOTAL FLOATING RATE NOTES
(Cost: $3,000,276)                                                       $3,001,035
-----------------------------------------------------------------------------------

SHORT-TERM SECURITIES (49.1%)
                                                  AMOUNT
                                  EFFECTIVE     PAYABLE AT
ISSUER                              YIELD        MATURITY                  VALUE(A)
ASSET-BACKED (22.5%)
BA Credit Card Trust
  08-02-07                           5.31%       $4,000,000(h)           $3,998,835
Cullinan Finance
  11-21-07                           5.27         4,000,000               3,935,807

SHORT-TERM SECURITIES (CONTINUED)
                                                  AMOUNT
                                  EFFECTIVE     PAYABLE AT
ISSUER                              YIELD        MATURITY                  VALUE(A)
ASSET-BACKED (CONT.)
Deer Valley Funding LLC
  08-20-07                           5.25%       $3,000,000              $2,991,393
Dorada Finance
  09-12-07                           5.27         4,000,000               3,975,328
Ebury Finance LLC
  10-05-07                           5.21         3,050,000               3,021,539
K2 (USA) LLC
  10-17-07                           5.23         4,000,000               3,955,783
Nelnet Student Asset Funding LLC
  09-17-07                           5.43         3,400,000               3,375,883
                                                                    ---------------
Total                                                                    25,254,568
-----------------------------------------------------------------------------------

COMMERCIAL PAPER (26.6%)
Alpine Securitization
  01-02-08                           5.26         4,000,000(h)            3,912,579
Axon Financial Funding LLC
  09-04-07                           5.26         4,000,000               3,979,919
Bryant Park Funding LLC
  08-13-07                           5.24         3,500,000(h)            3,493,486
Chesham Finance LLC
  10-09-07                           5.22         3,196,000               3,164,341
Cheyne Finance LLC
  11-20-07                           5.27         2,000,000               1,968,190
  12-11-07                           5.26         2,000,000               1,962,389
Grampian Funding LLC
  12-14-07                           5.26         4,000,000(h)            3,923,068
Irish Life & Permanent
  10-16-07                           5.23         4,000,000(h)            3,956,357
Sigma Finance
  11-29-07                           5.25         3,500,000               3,440,164
                                                                    ---------------
Total                                                                    29,800,493
-----------------------------------------------------------------------------------

TOTAL SHORT-TERM SECURITIES
(Cost: $55,050,295)                                                     $55,055,061
-----------------------------------------------------------------------------------

TOTAL INVESTMENTS IN SECURITIES
(Cost: $113,802,055)(j)                                                $113,793,388
===================================================================================

NOTES TO INVESTMENTS IN SECURITIES

(a) Securities are valued by procedures described in Note 1 to the financial statements in the most recent Semiannual Report dated April 30, 2007.

(b) Adjustable rate mortgage; interest rate varies to reflect current market conditions; rate shown is the effective rate on July 31, 2007.

(c) Foreign security values are stated in U.S. dollars. For debt securities, principal amounts are denominated in U.S. dollar currency unless otherwise noted. At July 31, 2007, the value of foreign securities represented 2.3% of net assets.

(d) Represents a security sold under Rule 144A, which is exempt from registration under the Securities Act of 1933, as amended. This security has been determined to be liquid under guidelines established by the Fund's Board of Directors. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2007, the value of these securities amounted to $7,188,607 or 6.4% of net assets.

(e) Interest rate varies either based on a predetermined schedule or to reflect current market conditions; rate shown is the effective rate on July 31, 2007.

(f) Mortgage-backed securities represent direct or indirect participations in, or are secured by and payable from, mortgage loans secured by real property, and include single-and multi-class pass-through securities and collateralized mortgage obligations. These securities may be issued or guaranteed by U.S. government agencies or instrumentalities, or by private issuers, generally originators and investors in mortgage loans, including savings associations, mortgage bankers, commercial banks, investment bankers and special purpose entities. The maturity dates shown represent the original maturity of the underlying obligation. Actual maturity may vary based upon prepayment activity on these obligations. Unless otherwise noted, the coupon rates presented are fixed rates.

(g) The following abbreviations are used in the portfolio security descriptions to identify the insurer of the issue:

FGIC  -- Financial Guaranty Insurance Company
FSA   -- Financial Security Assurance
MBIA  -- MBIA Insurance Corporation

--------------------------------------------------------------------------------

 2 RIVERSOURCE ABSOLUTE RETURN CURRENCY AND INCOME FUND -- PORTFOLIO HOLDINGS AT JULY 31, 2007

(h) Commercial paper sold within terms of a private placement memorandum, exempt from registration under Section 4(2) of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "accredited investors." This security has been determined to be liquid under guidelines established by the Fund's Board of Directors. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2007, the value of these securities amounted to $19,284,325 or 17.2% of net assets.

(i) Affiliated Money Market Fund -- The Fund may invest its daily cash balance in RiverSource Short-Term Cash Fund, a money market fund established for the exclusive use of the RiverSource funds and other institutional clients of RiverSource Investments.

(j) At July 31, 2007, the cost of securities for federal income tax purposes was approximately $113,802,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation                                               $22,000
Unrealized depreciation                                               (31,000)
-----------------------------------------------------------------------------
Net unrealized depreciation                                           $(9,000)
-----------------------------------------------------------------------------

FORWARD FOREIGN CURRENCY CONTRACTS
The Fund's investment objective and strategy employs the use of forward foreign currency contracts. At July 31, 2007, the Fund has forward foreign currency exchange contracts that obligate it to deliver currencies at specified future dates. The terms of the open contracts are as follows:

                                                 CURRENCY TO                CURRENCY TO            UNREALIZED         UNREALIZED
EXCHANGE DATE                                    BE DELIVERED               BE RECEIVED           APPRECIATION       DEPRECIATION
---------------------------------------------------------------------------------------------------------------------------------

Aug. 23, 2007                                           11,929,000               16,498,165         $163,099                 $--
                                            European Monetary Unit              U.S. Dollar

Aug. 23, 2007                                        1,928,914,000               15,956,075               --             375,685
                                                      Japanese Yen              U.S. Dollar

Aug. 23, 2007                                        1,300,866,000               11,013,555               --                 638
                                                      Japanese Yen              U.S. Dollar

Aug. 23, 2007                                           13,080,000               10,900,908               --               2,949
                                                       Swiss Franc              U.S. Dollar

Aug. 23, 2007                                           15,921,338               16,605,000               --             348,021
                                                   Canadian Dollar              U.S. Dollar

Aug. 23, 2007                                           11,620,978               12,404,000           12,350                  --
                                                   Canadian Dollar              U.S. Dollar

Aug. 23, 2007                                           17,153,758               21,401,000               --             875,409
                                                       U.S. Dollar       New Zealand Dollar

Aug. 23, 2007                                           10,609,212               60,690,000               --             192,396
                                                       U.S. Dollar          Norwegian Krone

Aug. 23, 2007                                              473,180                2,762,000              889                  --
                                                   Norwegian Krone              U.S. Dollar
---------------------------------------------------------------------------------------------------------------------------------
Total                                                                                               $176,338          $1,795,098

HOW TO FIND INFORMATION ABOUT THE FUND'S PORTFOLIO HOLDINGS
(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov;

(iii)The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330); and

(iv) The Fund's complete schedule of portfolio holdings, as disclosed in its annual and semiannual shareholder reports and in its filings on Form N-Q, can be found at riversource.com/funds.

--------------------------------------------------------------------------------

 3 RIVERSOURCE ABSOLUTE RETURN CURRENCY AND INCOME FUND -- PORTFOLIO HOLDINGS AT JULY 31, 2007

                               PORTFOLIO HOLDINGS

                                      FOR

                     RIVERSOURCE EMERGING MARKETS BOND FUND

                                AT JULY 31, 2007

INVESTMENTS IN SECURITIES

JULY 31, 2007 (UNAUDITED)
(Percentages represent value of investments compared to net assets)

BONDS (88.6%)(c)
                                   COUPON         PRINCIPAL
ISSUER                              RATE           AMOUNT                     VALUE(A)
ARGENTINA (6.0%)
Province of Buenos Aires
  09-14-18                           9.38%          $1,100,000(d)           $1,034,000
Province of Mendoza
  09-04-18                           5.50              321,034(d)              250,407
Republic of Argentina
  08-03-12                           5.48              150,000(f)               85,200
  09-12-13                           7.00              750,000                 682,500
  04-17-17                           7.00            2,390,000               1,935,900
  12-31-33                           8.28              301,850                 255,063
  12-15-35                           5.00            5,150,000(b)              669,500
Republic of Argentina
 (Argentine Peso)
  06-12-12                          10.50            3,700,000               1,007,690
Alto Palermo
 Sr Unsecured
  05-11-17                           7.88              500,000(d)              495,205
Banco Hipotecario
 Sr Unsecured
  04-27-16                           9.75              975,000(d)              945,750
Banco Macro
  02-01-17                           8.50              300,000(d)              304,956
Transportadora de Gas del Sur
 Sr Unsecured
  05-14-17                           7.88              300,000(d)              279,000
                                                                       ---------------
Total                                                                        7,945,171
--------------------------------------------------------------------------------------

BRAZIL (14.2%)
Federative Republic of Brazil
  03-07-15                           7.88              150,000                 163,875
  01-17-17                           6.00            2,950,000               2,857,074
  10-14-19                           8.88            1,488,000               1,767,000
  04-15-24                           8.88              312,000                 381,420
  01-20-34                           8.25              308,000                 367,290
  01-20-37                           7.13              100,000                 105,350
  08-17-40                          11.00              744,000                 961,992
Federative Republic of Brazil
 (Brazilian Real)
  01-10-28                          10.25            1,500,000                 834,883
Merrill Lynch & Co
 (Brazilian Real)
  03-08-17                          10.71            2,240,000               1,222,954
Morgan Stanley
 (Brazilian Real) Sr Unsecured
  05-03-17                          10.09            3,350,000(d)            1,726,621

BONDS (CONTINUED)
                                   COUPON         PRINCIPAL
ISSUER                              RATE           AMOUNT                     VALUE(A)
BRAZIL (CONT.)
Banco ABN AMRO Real
 (Brazilian Real)
  02-22-10                          16.20%           1,350,000                $796,227
Banco BMG
  01-15-16                           9.15              950,000(d)              966,625
Banco Bradesco
 (Brazilian Real)
  01-04-10                          14.80              800,000(d)              456,961
Bertin Ltda
 Sr Unsub
  10-05-16                          10.25            1,100,000(d)            1,163,250
BIE Bank & Trust
 (Brazilian Real) Sr Nts
  02-02-09                          14.10              250,000                 138,483
Centrais Eletricas Brasileiras
 Sr Nts
  11-30-15                           7.75              486,000(d)              509,693
Eletropaulo Metropolitana de Sao Paulo
 (Brazilian Real) Sr Unsecured
  06-28-10                          19.13            2,400,000(d)            1,498,405
ISA Capital do Brasil
 Sr Secured Nts
  01-30-17                           8.80              250,000(d)              251,875
JBS
  02-07-11                           9.38              600,000                 600,000
JBS
 Sr Unsub
  08-04-16                          10.50              600,000(d)              636,000
Marfrig Overseas
  11-16-16                           9.63            1,530,000(d)            1,556,774
                                                                       ---------------
Total                                                                       18,962,752
--------------------------------------------------------------------------------------

CAYMAN ISLANDS (0.5%)
Peru Enhanced Pass-Thru
 Zero Coupon
  05-31-18                           3.78            1,084,000(d,g)            704,600
--------------------------------------------------------------------------------------

COLOMBIA (5.5%)
Santa Fe de Bogota
 (Colombian Peso) Sr Nts
  07-26-28                           9.75        1,377,000,000(d)              696,780
Republic of Colombia
  01-27-17                           7.38            1,100,000               1,170,400
  05-21-24                           8.13              152,000                 174,192
  09-18-37                           7.38            1,150,000               1,224,750

BONDS (CONTINUED)
                                   COUPON         PRINCIPAL
ISSUER                              RATE           AMOUNT                     VALUE(A)
COLOMBIA (CONT.)
Republic of Colombia
 (Colombian Peso)
  03-01-10                          11.75%       1,000,000,000                $545,036
  10-22-15                          12.00        3,318,000,000               1,926,104
  06-28-27                           9.85          966,000,000                 492,032
BanColombia
  05-25-17                           6.88            1,180,000               1,097,400
                                                                       ---------------
Total                                                                        7,326,694
--------------------------------------------------------------------------------------

COSTA RICA (0.4%)
Republic of Costa Rica
  02-01-12                           8.11              290,000(d)              310,300
  03-20-14                           6.55              180,000(d)              180,000
                                                                       ---------------
Total                                                                          490,300
--------------------------------------------------------------------------------------

DOMINICAN REPUBLIC (2.5%)
Dominican Republic
  01-23-18                           9.04              278,709(d)              306,580
  04-20-27                           8.63              450,000(d)              500,625
Aes Dominicana Energia Finance
  12-13-15                          11.00            1,050,000(d)            1,071,000

Cerveceria Nacional Dominicana

Sr Unsecured
  03-27-12                          16.00              850,000(d,f)            972,188

EGE Haina Finance
  04-26-17                           9.50              450,000(d)              451,688
                                                                       ---------------
Total                                                                        3,302,081
--------------------------------------------------------------------------------------

EL SALVADOR (1.3%)
Republic of El Salvador
  06-15-35                           7.65            1,560,000(d)            1,731,600
--------------------------------------------------------------------------------------

INDONESIA (5.1%)
Republic of Indonesia
  02-17-37                           6.63            2,450,000(d)            2,266,250

Republic of Indonesia
(Indonesian Rupiah)
  10-15-14                          11.00       13,000,000,000               1,555,969
  07-15-17                          10.00       15,000,000,000               1,719,247
  07-15-22                          10.25       10,900,000,000               1,216,555
                                                                       ---------------
Total                                                                        6,758,021
--------------------------------------------------------------------------------------

See accompanying notes to investments in securities.
--------------------------------------------------------------------------------

 1 RIVERSOURCE EMERGING MARKETS BOND FUND -- PORTFOLIO HOLDINGS AT JULY 31, 2007

BONDS (CONTINUED)
                                   COUPON         PRINCIPAL
ISSUER                              RATE           AMOUNT                     VALUE(A)

JAMAICA (0.8%)
Govt of Jamaica
  03-15-39                           8.00%           1,050,000                $997,500
--------------------------------------------------------------------------------------

KAZAKHSTAN (2.0%)

Kazkommerts Intl
  11-03-15                           8.00              650,000(d)              601,250
  11-29-16                           7.50              200,000(d)              176,000

Temir Capital for JSC TemirBank
  05-21-14                           9.50              850,000(d)              852,061

TuranAlem Finance
  04-25-13                           7.75              300,000(d)              274,500
  02-10-15                           8.50              100,000(d)               91,000
  01-22-37                           8.25              800,000(d)              708,000
                                                                       ---------------
Total                                                                        2,702,811
--------------------------------------------------------------------------------------

LUXEMBOURG (3.9%)
Gaz Capital for Gazprom
  11-22-16                           6.21              600,000(d)              574,500

Gaz Capital for Gazprom
Sr Unsecured
  03-07-22                           6.51            1,300,000(d)            1,243,190

MHP
  11-30-11                          10.25            1,150,000(d)            1,177,313

TNK-BP Finance
  07-18-16                           7.50              800,000(d)              844,452
  03-20-17                           6.63              800,000(d)              791,498

UBS (Vimplecom)
  05-23-16                           8.25              500,000(d)              511,985
                                                                       ---------------
Total                                                                        5,142,938
--------------------------------------------------------------------------------------

MALAYSIA (0.1%)
TNB Capital
  05-05-15                           5.25              117,000(d)              112,563
--------------------------------------------------------------------------------------

MEXICO (10.5%)
Pemex Project Funding Master Trust
  12-15-15                           5.75            2,343,000               2,271,213
  02-01-22                           8.63            3,188,000               3,793,108
  06-15-35                           6.63            2,259,000               2,202,484

Mexican Fixed Rate Bonds
(Mexican Peso)
  12-20-12                           9.00            9,600,000                 922,929
  12-18-14                           9.50            9,500,000                 950,865

Controladora Comercial Mexicana
(Mexican Peso)
  03-30-27                           8.70           22,200,000(d)            2,032,776

Vitro
Sr Unsecured
  02-01-17                           9.13            2,020,000(d)            1,959,400
                                                                       ---------------
Total                                                                       14,132,775
--------------------------------------------------------------------------------------

NETHERLANDS (2.1%)

Intergas Finance
  05-14-17                           6.38              500,000(d)              492,933

Majapahit Holding
  10-17-16                           7.75            1,400,000(d)            1,354,500
  06-28-17                           7.25              750,000(d)              740,805
  06-29-37                           7.88              200,000(d)              201,068
                                                                       ---------------
Total                                                                        2,789,306
--------------------------------------------------------------------------------------

BONDS (CONTINUED)
                                   COUPON         PRINCIPAL
ISSUER                              RATE           AMOUNT                     VALUE(A)

PAKISTAN (0.6%)
Islamic Republic of Pakistan
  06-01-17                           6.88%             850,000(d)             $739,500
--------------------------------------------------------------------------------------

PANAMA (1.8%)
Republic of Panama
  03-15-15                           7.25              503,000                 525,635
  01-29-26                           7.13              400,000                 418,000
  09-30-27                           8.88              600,000                 738,000
  04-28-34                           8.13              575,000                 678,500
                                                                       ---------------
Total                                                                        2,360,135
--------------------------------------------------------------------------------------

PERU (2.4%)
Republic of Peru
  05-03-16                           8.38              825,000                 944,625
  07-21-25                           7.35              209,000                 227,810
  03-14-37                           6.55            1,206,000               1,184,895

Banco de Credito del Peru
Sub Nts
  11-07-21                           6.95              800,000(d,f)            824,336
                                                                       ---------------
Total                                                                        3,181,666
--------------------------------------------------------------------------------------

PHILIPPINE ISLANDS (7.0%)
Republic of Philippines
  01-15-14                           8.25              150,000                 159,750
  03-17-15                           8.88            1,237,000               1,373,070
  01-15-19                           9.88              220,000                 269,214
  10-21-24                           9.50            1,971,000               2,483,460
  01-14-31                           7.75            3,396,000               3,595,515
  01-15-32                           6.38              600,000                 561,000

Natl Power
  11-02-16                           6.88              900,000(d)              904,500
                                                                       ---------------
Total                                                                        9,346,509
--------------------------------------------------------------------------------------

RUSSIA (5.6%)
Russian Federation
  03-31-10                           8.25              153,338(d)              158,122
  03-31-30                           7.50            4,070,545(d)            4,459,689

Russian Ministry of Finance
  05-14-11                           3.00              220,000                 200,488

Alfa MTN Markets/ABH Financial
  06-25-12                           8.20            1,050,000(d)            1,057,576

Gazstream
  07-22-13                           5.63              317,161(d)              309,232

RSHB Capital for OJSC Russian Agricultural Bank
  05-15-17                           6.30              250,000(d)              236,575

Russian Standard Finance
Sr Unsub
  05-05-11                           8.63            1,050,000(d)              992,250
                                                                       ---------------
Total                                                                        7,413,932
--------------------------------------------------------------------------------------

TURKEY (6.9%)
Republic of Turkey
  01-15-14                           9.50              290,000                 329,150
  03-15-15                           7.25            2,579,000               2,617,685
  09-26-16                           7.00            1,920,000               1,927,200
  02-05-25                           7.38            2,300,000               2,337,375
  02-14-34                           8.00              700,000                 743,750
  03-17-36                           6.88            1,300,000               1,209,000
                                                                       ---------------
Total                                                                        9,164,160
--------------------------------------------------------------------------------------

BONDS (CONTINUED)
                                   COUPON         PRINCIPAL
ISSUER                              RATE           AMOUNT                     VALUE(A)

UKRAINE (1.6%)
Credit Suisse First Boston Intl for City of
 Kiev Ukraine
  11-06-15                           8.00%             100,000(d)             $101,000

Govt of Ukraine
  06-26-12                           6.39            1,300,000(d)            1,321,196
  11-21-16                           6.58              200,000(d)              192,000

CS Intl
  02-09-16                           8.40              300,000                 301,890

Standard Bank London Holdings for NAK Naftogaz
Ukrainy
  09-30-09                           8.13              200,000                 196,188
                                                                       ---------------
Total                                                                        2,112,274
--------------------------------------------------------------------------------------

UNITED KINGDOM (0.8%)
UK SPV Credit Finance for JSC Commercial Bank
 Privatbank
  02-06-12                           8.00            1,100,000(d)            1,105,586
--------------------------------------------------------------------------------------

UNITED STATES (0.2%)

Freeport-McMoRan Copper & Gold
Sr Unsecured
  04-01-15                           8.25              240,000                 251,400
--------------------------------------------------------------------------------------

URUGUAY (3.4%)
Republic of Uruguay
  05-17-17                           9.25              100,000                 117,000
  11-18-22                           8.00              395,000                 428,575

Republic of Uruguay
Pay-in-kind
  01-15-33                           7.88              100,500(e)              109,294

Republica Orient Uruguay
  03-21-36                           7.63            1,208,939               1,287,520

Republica Orient Uruguay
(Uruguay Peso)
  04-05-27                           4.25           46,391,326               1,993,732
  06-26-37                           3.70           14,200,000                 534,954
                                                                       ---------------
Total                                                                        4,471,075
--------------------------------------------------------------------------------------

VENEZUELA (3.4%)
Republic of Venezuela
  10-08-14                           8.50              774,000                 783,675
  02-26-16                           5.75            2,180,000               1,842,100
  12-09-20                           6.00              200,000                 161,500
  04-21-25                           7.65            1,550,000               1,398,875
  01-13-34                           9.38              331,000                 352,515
                                                                       ---------------
Total                                                                        4,538,665
--------------------------------------------------------------------------------------

TOTAL BONDS
(Cost: $118,570,776)                                                      $117,784,014
--------------------------------------------------------------------------------------

MONEY MARKET FUND (11.9%)
                                                   SHARES                     VALUE(A)
RiverSource Short-Term Cash Fund                    15,831,444(h)          $15,831,444
--------------------------------------------------------------------------------------

TOTAL MONEY MARKET FUND
(Cost: $15,831,444)                                                        $15,831,444
--------------------------------------------------------------------------------------

TOTAL INVESTMENTS IN SECURITIES
(Cost: $134,402,220)(i)                                                   $133,615,458
======================================================================================

See accompanying notes to investments in securities.
--------------------------------------------------------------------------------

 2 RIVERSOURCE EMERGING MARKETS BOND FUND -- PORTFOLIO HOLDINGS AT JULY 31, 2007

NOTES TO INVESTMENTS IN SECURITIES
(a) Securities are valued by procedures described in Note 1 to the financial statements in the most recent Semiannual Report dated April 30, 2007.

(b) This is a variable rate security that entitles holders to receive only interest payments. Interest is paid annually, and the rate is 5% of Argentina GDP growth that exceeds the projected real GDP from Dec. 31, 2004, at an annual growth rate of 3%.

(c) Foreign security values are stated in U.S. dollars. For debt securities, principal amounts are denominated in U.S. dollar currency unless otherwise noted.

(d) Represents a security sold under Rule 144A, which is exempt from registration under the Securities Act of 1933, as amended. This security has been determined to be liquid under guidelines established by the Fund's Board of Directors. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2007, the value of these securities amounted to $48,408,489 or 36.4% of net assets.

(e) Pay-in-kind securities are securities in which the issuer makes interest or dividend payments in cash or in additional securities. The securities usually have the same terms as the original holdings.

(f) Interest rate varies either based on a predetermined schedule or to reflect current market conditions; rate shown is the effective rate on July 31, 2007.

(g) For zero coupon bonds, the interest rate disclosed represents the annualized effective yield on the date of acquisition.

(h) Affiliated Money Market Fund - The Fund may invest its daily cash balance in RiverSource Short-Term Cash Fund, a money market fund established for the exclusive use of the RiverSource funds and other institutional clients of RiverSource Investments.

(i) At July 31, 2007, the cost of securities for federal income tax purposes was approximately $134,402,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation                                              $1,993,000
Unrealized depreciation                                              (2,780,000)
-------------------------------------------------------------------------------
Net unrealized depreciation                                           $(787,000)
-------------------------------------------------------------------------------

HOW TO FIND INFORMATION ABOUT THE FUND'S PORTFOLIO HOLDINGS
(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov;

(iii)The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330); and

(iv) The Fund's complete schedule of portfolio holdings, as disclosed in its annual and semiannual shareholder reports and in its filings on Form N-Q, can be found at riversource.com/funds.

--------------------------------------------------------------------------------

 3 RIVERSOURCE EMERGING MARKETS BOND FUND -- PORTFOLIO HOLDINGS AT JULY 31, 2007

                               PORTFOLIO HOLDINGS

                                      FOR

                       RIVERSOURCE EMERGING MARKETS FUND

                                AT JULY 31, 2007

INVESTMENTS IN SECURITIES

JULY 31, 2007 (UNAUDITED)
(Percentages represent value of investments compared to net assets)

COMMON STOCKS (97.8%)(c)
ISSUER                                            SHARES                     VALUE(A)
ARGENTINA (1.0%)
REAL ESTATE MANAGEMENT & DEVELOPMENT
IRSA Inversiones y Representaciones GDR             349,477(b)             $6,412,903
-------------------------------------------------------------------------------------

BAHAMAS (0.8%)
MARINE
Ultrapetrol Bahamas                                 234,541(b)              5,511,713
-------------------------------------------------------------------------------------

BRAZIL (18.8%)
AIRLINES (0.6%)
GOL Linhas Aereas Inteligentes ADR                  168,766(g)              4,205,649
-------------------------------------------------------------------------------------

BUILDING PRODUCTS (--%)
Tecnisa                                              47,400                   317,343
-------------------------------------------------------------------------------------

CHEMICALS (2.0%)
Braskem Series A                                  1,415,200                12,986,453
-------------------------------------------------------------------------------------

COMMERCIAL BANKS (2.0%)
Banco Daycoval                                      336,900(b)              3,292,025
Banco do Brasil                                     354,200                 5,589,660
Banco do Estado do Rio Grande do Sul                228,300(b)              4,439,841
                                                                      ---------------
Total                                                                      13,321,526
-------------------------------------------------------------------------------------

CONSTRUCTION & ENGINEERING (0.9%)
Multiplan Empreendimentos Imobiliarios              435,249(b)              5,677,664
-------------------------------------------------------------------------------------

DIVERSIFIED FINANCIAL SERVICES (1.0%)
Bradespar                                           154,300                 6,498,309
-------------------------------------------------------------------------------------

HOUSEHOLD DURABLES (1.7%)
Cyrela Brazil Realty                                504,500                 5,969,827
Rossi Residencial                                   216,800                 5,517,917
                                                                      ---------------
Total                                                                      11,487,744
-------------------------------------------------------------------------------------

IT SERVICES (1.0%)
Redecard                                            404,000(b)              6,892,901
-------------------------------------------------------------------------------------

METALS & MINING (3.3%)
Companhia Vale do Rio Doce ADR                      441,805                21,652,864
-------------------------------------------------------------------------------------

COMMON STOCKS (CONTINUED)
ISSUER                                            SHARES                     VALUE(A)
BRAZIL (CONT.)

OIL, GAS & CONSUMABLE FUELS (4.1%)
Petroleo Brasileiro ADR                             414,917               $26,928,113
-------------------------------------------------------------------------------------

PAPER & FOREST PRODUCTS (0.9%)
Aracruz Celulose ADR                                 98,318                 6,215,664
-------------------------------------------------------------------------------------

REAL ESTATE MANAGEMENT & DEVELOPMENT (0.4%)
Even Construtora e Incorporadora                    331,700(b)              2,925,728
-------------------------------------------------------------------------------------

WIRELESS TELECOMMUNICATION SERVICES (0.9%)
Tim Participacoes                                   419,808                 2,308,721
Tim Participacoes ADR                               100,941                 3,489,530
                                                                      ---------------
Total                                                                       5,798,251
-------------------------------------------------------------------------------------

CHILE (0.9%)
COMMERCIAL BANKS
Banco Santander Chile ADR                           129,782                 6,188,006
-------------------------------------------------------------------------------------

CHINA (3.2%)
AUTO COMPONENTS (0.5%)
Minth Group                                       2,024,000                 3,262,347
-------------------------------------------------------------------------------------

OIL, GAS & CONSUMABLE FUELS (2.7%)
China Shenhua Energy Series H                     1,206,500                 4,736,117
CNOOC                                            11,252,000                13,390,064
                                                                      ---------------
Total                                                                      18,126,181
-------------------------------------------------------------------------------------

COLOMBIA (0.4%)
COMMERCIAL BANKS
BanColombia ADR                                      79,866                 2,842,431
-------------------------------------------------------------------------------------

EGYPT (0.6%)
DIVERSIFIED TELECOMMUNICATION SERVICES
Telecom Egypt                                     1,337,280                 4,102,097
-------------------------------------------------------------------------------------

HONG KONG (8.2%)
COMMERCIAL BANKS (1.0%)
Bank of East Asia                                 1,106,000                 6,604,614
-------------------------------------------------------------------------------------

REAL ESTATE MANAGEMENT & DEVELOPMENT (1.8%)
China Overseas Land & Investment                  5,760,000                12,200,687
-------------------------------------------------------------------------------------

COMMON STOCKS (CONTINUED)
ISSUER                                            SHARES                     VALUE(A)
HONG KONG (CONT.)

TEXTILES, APPAREL & LUXURY GOODS (1.5%)
China Grand Forestry Resources Group             12,768,000(b)             $5,111,322
Prime Success Intl Group                          5,420,973                 4,495,954
                                                                      ---------------
Total                                                                       9,607,276
-------------------------------------------------------------------------------------

WIRELESS TELECOMMUNICATION SERVICES (3.9%)
China Mobile                                      2,239,000                25,728,028
-------------------------------------------------------------------------------------

INDIA (3.8%)
ELECTRICAL EQUIPMENT (0.8%)
Bharat Heavy Electricals                            124,766                 5,276,771
-------------------------------------------------------------------------------------
IT SERVICES (2.0%)
Satyam Computer Services                            773,446                 9,068,423
Tata Consultancy Services                           129,768                 3,670,157
                                                                      ---------------
Total                                                                      12,738,580
-------------------------------------------------------------------------------------
OIL, GAS & CONSUMABLE FUELS (1.0%)
Reliance Inds                                       148,148                 6,868,029
-------------------------------------------------------------------------------------

INDONESIA (3.2%)
AUTOMOBILES (1.1%)
PT Astra Intl                                     3,716,000                 7,406,944
-------------------------------------------------------------------------------------

GAS UTILITIES (1.0%)
Perusahaan Gas Negara                             6,889,500                 6,767,609
-------------------------------------------------------------------------------------

MARINE (0.6%)
Berlian Laju Tanker                              19,093,000                 3,732,754
-------------------------------------------------------------------------------------

METALS & MINING (0.5%)
Intl Nickel Indonesia                               585,000                 3,555,255
-------------------------------------------------------------------------------------

ISRAEL (2.3%)
CHEMICALS (1.3%)
Israel Chemicals                                  1,063,503                 8,691,444
-------------------------------------------------------------------------------------

PHARMACEUTICALS (1.0%)
Teva Pharmaceutical Inds ADR                        160,381                 6,739,210
-------------------------------------------------------------------------------------

See accompanying notes to investments in securities.
--------------------------------------------------------------------------------

 1 RIVERSOURCE EMERGING MARKETS FUND -- PORTFOLIO HOLDINGS AT JULY 31, 2007

COMMON STOCKS (CONTINUED)
ISSUER                                            SHARES                     VALUE(A)

MALAYSIA (1.5%)
COMMERCIAL BANKS (0.7%)
Bumiputra-Commerce Holdings                       1,448,700                $4,873,281
-------------------------------------------------------------------------------------

HOTELS, RESTAURANTS & LEISURE (0.8%)
Genting Group                                     2,241,000                 5,105,724
-------------------------------------------------------------------------------------

MEXICO (7.1%)
HOUSEHOLD DURABLES (1.5%)
Consorcio ARA                                     2,650,000                 3,866,393
Corporacion GEO Series B                          1,115,600(b)              6,106,336
                                                                      ---------------
Total                                                                       9,972,729
-------------------------------------------------------------------------------------

MEDIA (0.8%)
Grupo Televisa ADR                                  218,708                 5,522,377
-------------------------------------------------------------------------------------

METALS & MINING (1.3%)
Grupo Mexico Series B                             1,191,800                 8,315,464
-------------------------------------------------------------------------------------

WIRELESS TELECOMMUNICATION SERVICES (3.5%)
America Movil ADR Series L                          391,195                23,424,757
-------------------------------------------------------------------------------------

NORWAY (0.6%)
FOOD PRODUCTS
Copeinca                                            308,200(b)              3,648,714
-------------------------------------------------------------------------------------

PAKISTAN (0.8%)
COMMERCIAL BANKS
United Bank GDR                                     393,950(b,e)            5,081,955
-------------------------------------------------------------------------------------

PERU (1.0%)
METALS & MINING
Hochschild Mining                                   890,067                 6,439,875
-------------------------------------------------------------------------------------

PHILIPPINE ISLANDS (1.1%)
ELECTRICAL EQUIPMENT (0.3%)
Aboitiz Power                                    18,664,720(b)              2,099,009
-------------------------------------------------------------------------------------
REAL ESTATE MANAGEMENT & DEVELOPMENT (0.8%)
Filinvest Land                                  122,749,000(b)              5,067,387
-------------------------------------------------------------------------------------

RUSSIA (12.6%)
COMMERCIAL BANKS (2.4%)
Sberbank                                          3,911,000                15,668,417
-------------------------------------------------------------------------------------

ENERGY EQUIPMENT & SERVICES (--%)
TMK Series S                                              1                        10
-------------------------------------------------------------------------------------

METALS & MINING (1.9%)
Mechel ADR                                          152,172                 6,321,225
Novolipetsk Steel GDR                               201,226(d,e)            6,258,421
                                                                      ---------------
Total                                                                      12,579,646
-------------------------------------------------------------------------------------

OIL, GAS & CONSUMABLE FUELS (4.1%)
Gazprom ADR                                         645,562                27,622,847
-------------------------------------------------------------------------------------

PHARMACEUTICALS (1.2%)
Pharmstandard                                       116,638(b)              7,880,063
-------------------------------------------------------------------------------------

COMMON STOCKS (CONTINUED)
ISSUER                                            SHARES                     VALUE(A)
RUSSIA (CONT.)

WIRELESS TELECOMMUNICATION SERVICES (3.0%)
Mobile Telesystems ADR                              154,727                $9,894,791
Vimpel-Communications ADR                            91,905                 9,732,740
                                                                      ---------------
Total                                                                      19,627,531
-------------------------------------------------------------------------------------

SINGAPORE (2.1%)
FOOD PRODUCTS (1.1%)
China Fishery Group                               2,672,000                 4,139,530
Golden Agri-Resources                             2,023,741                 3,271,372
                                                                      ---------------
Total                                                                       7,410,902
-------------------------------------------------------------------------------------

REAL ESTATE MANAGEMENT & DEVELOPMENT (1.0%)
Keppel Land                                       1,218,000                 6,601,122
-------------------------------------------------------------------------------------

SOUTH AFRICA (8.5%)
CONSTRUCTION & ENGINEERING (1.6%)
Aveng                                               869,189                 6,488,212
Group Five                                          441,711                 3,937,006
                                                                      ---------------
Total                                                                      10,425,218
-------------------------------------------------------------------------------------

FOOD & STAPLES RETAILING (1.2%)
Massmart Holdings                                   657,767                 7,678,773
-------------------------------------------------------------------------------------

MEDIA (2.1%)
Naspers Series N                                    555,393                13,794,911
-------------------------------------------------------------------------------------

METALS & MINING (3.6%)
Anglo Platinum                                       55,157                 7,565,902
Impala Platinum Holdings                            463,504                13,454,204
Kumba Iron Ore                                      127,869(b)              3,415,753
                                                                      ---------------
Total                                                                      24,435,859
-------------------------------------------------------------------------------------

SOUTH KOREA (9.5%)
COMMERCIAL BANKS (2.9%)
Kookmin Bank                                        111,320                 9,704,259
Shinhan Financial Group                             142,886                 9,657,577
                                                                      ---------------
Total                                                                      19,361,836
-------------------------------------------------------------------------------------

CONSTRUCTION & ENGINEERING (0.8%)
Daelim Industrial                                    32,952                 5,612,476
-------------------------------------------------------------------------------------

MACHINERY (3.7%)
Daewoo Shipbuilding & Marine Engineering             78,556                 5,104,286
Doosan Infracore                                    219,880                 8,709,643
Hyundai Heavy Inds                                   26,100                10,057,120
                                                                      ---------------
Total                                                                      23,871,049
-------------------------------------------------------------------------------------

PHARMACEUTICALS (1.1%)
Yuhan                                                34,517                 7,278,156
-------------------------------------------------------------------------------------

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT (1.0%)
Hynix Semiconductor                                 163,589(b)              6,583,266
-------------------------------------------------------------------------------------

COMMON STOCKS (CONTINUED)
ISSUER                                            SHARES                     VALUE(A)

TAIWAN (8.2%)
COMPUTERS & PERIPHERALS (0.5%)
Asustek Computer                                  1,236,000                $3,501,421
-------------------------------------------------------------------------------------

ELECTRONIC EQUIPMENT & INSTRUMENTS (3.7%)
Delta Electronics                                 2,066,400                 8,075,432
Hon Hai Precision Industry                        1,563,772                12,826,113
Tripod Technology                                   772,919                 3,365,475
                                                                      ---------------
Total                                                                      24,267,020
-------------------------------------------------------------------------------------

HOUSEHOLD DURABLES (0.7%)
Chong Hong Construction                           2,053,059                 4,438,097
-------------------------------------------------------------------------------------

INSURANCE (1.1%)
Cathay Financial Holding                          2,867,000                 7,424,293
-------------------------------------------------------------------------------------

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT (2.2%)
MediaTek                                            454,020                 8,073,893
Taiwan Semiconductor Mfg                          3,240,252                 6,346,842
                                                                      ---------------
Total                                                                      14,420,735
-------------------------------------------------------------------------------------

TURKEY (1.5%)
COMMERCIAL BANKS (1.5%)
Akbank TAS                                                1                         6
Turkiye Is Bankasi                                1,863,222                10,007,776
                                                                      ---------------
Total                                                                      10,007,782
-------------------------------------------------------------------------------------

TOTAL COMMON STOCKS
(Cost: $535,404,706)                                                     $647,313,790
-------------------------------------------------------------------------------------

PREFERRED STOCKS (1.4%)(c)
ISSUER                                            SHARES                     VALUE(A)
BRAZIL
Banco Itau Holding
 Financeira                                         199,100                $9,099,145
-------------------------------------------------------------------------------------

TOTAL PREFERRED STOCKS & OTHER
(Cost: $8,405,923)                                                         $9,099,145
-------------------------------------------------------------------------------------

MONEY MARKET FUND(3.9%)(h)
                                                  SHARES                     VALUE(A)
RiverSource Short-Term Cash Fund                 25,774,627(f)            $25,774,627
-------------------------------------------------------------------------------------

TOTAL MONEY MARKET FUND
(Cost: $25,774,627)                                                       $25,774,627
-------------------------------------------------------------------------------------

TOTAL INVESTMENTS IN SECURITIES
(Cost: $569,585,256)(i)                                                  $682,187,562
=====================================================================================

NOTES TO INVESTMENTS IN SECURITIES

(a) Securities are valued by procedures described in Note 1 to the financial statements in the most recent Semiannual Report dated April 30, 2007.

(b)  Non-income producing.

(c)  Foreign security values are stated in U.S. dollars.

--------------------------------------------------------------------------------

 2 RIVERSOURCE EMERGING MARKETS FUND -- PORTFOLIO HOLDINGS AT JULY 31, 2007

(d) Represents a security sold under Rule 144A, which is exempt from registration under the Securities Act of 1933, as amended. This security has been determined to be liquid under guidelines established by the Fund's Board of Directors. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2007, the value of these securities amounted to $6,258,421 or 0.9% of net assets.

(e) Identifies issues considered to be illiquid as to their marketability. These securities may be valued at fair value according to procedures approved, in good faith, by the Fund's Board of Directors. Information concerning such security holdings at July 31, 2007, is as follows:

                                                                     ACQUISITION
SECURITY                                                                DATES                     COST
---------------------------------------------------------------------------------------------------------
Novolipetsk Steel GDR*                                          06-06-07 thru 06-07-07         $5,472,853
United Bank GDR                                                        06-25-07                 5,089,282

     * Represents a security sold under Rule 144A, which is exempt from registration under the Securities Act of 1933, as amended.

(f) Affiliated Money Market Fund -- The Fund may invest its daily cash balance in RiverSource Short-Term Cash Fund, a money market fund established for the exclusive use of the RiverSource funds and other institutional clients of RiverSource Investments.

(g)  At July 31, 2007, security was partially or fully on loan.

(h) Cash collateral received from security lending activity is invested in an affiliated money market fund and represents 0.4% of net assets. 3.5% of net assets is the Fund's cash equivalent position.

(i) At July 31, 2007, the cost of securities for federal income tax purposes was approximately $569,585,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation                                              $119,932,000
Unrealized depreciation                                                (7,329,000)
---------------------------------------------------------------------------------
Net unrealized appreciation                                          $112,603,000
---------------------------------------------------------------------------------

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property of Morgan Stanley Capital International Inc. and Standard & Poor's, a division of The McGraw-Hill Companies, Inc.

HOW TO FIND INFORMATION ABOUT THE FUND'S PORTFOLIO HOLDINGS
(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov;

(iii)The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330); and

(iv) The Fund's complete schedule of portfolio holdings, as disclosed in its annual and semiannual shareholder reports and in its filings on Form N-Q, can be found at riversource.com/funds.

--------------------------------------------------------------------------------

 3 RIVERSOURCE EMERGING MARKETS FUND -- PORTFOLIO HOLDINGS AT JULY 31, 2007

                               PORTFOLIO HOLDINGS

                                      FOR

                          RIVERSOURCE GLOBAL BOND FUND

                                AT JULY 31, 2007

INVESTMENTS IN SECURITIES

JULY 31, 2007 (UNAUDITED)
(Percentages represent value of investments compared to net assets)

BONDS (95.0%)(c)
                                   COUPON         PRINCIPAL
ISSUER                              RATE           AMOUNT                    VALUE(A)
AUSTRALIA (1.6%)
Commonwealth Bank of Australia
 (European Monetary Unit)
 Sr Unsub
  11-12-09                           3.38%             570,000               $758,472
New South Wales Treasury
 (Australian Dollar)
  12-01-10                           7.00            5,025,000              4,316,658
Queensland Treasury
 (Australian Dollar)
  05-14-10                           5.50            2,410,000              1,991,005
Telstra
  04-01-12                           6.38              500,000                516,236
                                                                      ---------------
Total                                                                       7,582,371
-------------------------------------------------------------------------------------

AUSTRIA (1.2%)
Republic of Austria
 (European Monetary Unit)
  01-15-10                           5.50            3,900,000              5,472,917
-------------------------------------------------------------------------------------

BELGIUM (2.2%)
Kingdom of Belgium
 (European Monetary Unit)
  03-28-10                           3.00            7,890,000             10,427,596
-------------------------------------------------------------------------------------

BRAZIL (0.2%)
Federative Republic of Brazil
  01-15-18                           8.00              699,000                758,066
-------------------------------------------------------------------------------------

CANADA (3.3%)
Canadian Natural Resources
  03-15-38                           6.25            1,015,000                970,247
Canadian Pacific Railway (Canadian Dollar)
  06-15-10                           4.90              380,000(d)             349,587
Molson Coors Capital Finance
  09-22-10                           4.85            1,000,000                983,133
OPTI Canada Secured
  12-15-14                           7.88              220,000(d)             222,200
Province of British Columbia (Canadian Dollar)
  08-23-10                           6.38            4,445,000              4,354,458
Province of Ontario (Canadian Dollar)
  03-08-14                           5.00            5,600,000              5,305,512
TELUS
  06-01-11                           8.00            3,135,000              3,357,026
                                                                      ---------------
Total                                                                      15,542,163
-------------------------------------------------------------------------------------

BONDS (CONTINUED)
                                   COUPON         PRINCIPAL
ISSUER                              RATE           AMOUNT                    VALUE(A)

CZECH REPUBLIC (0.3%)
(Czech Koruna)
  06-16-13                           3.70%          28,500,000             $1,346,205
-------------------------------------------------------------------------------------

DENMARK (0.7%)
Danske Bank
 (European Monetary Unit) Sr Nts
  03-16-10                           4.20              750,000(h)           1,025,267
Nykredit
 (Danish Krone)
  10-01-28                           5.00           12,550,000              2,238,722
                                                                      ---------------
Total                                                                       3,263,989
-------------------------------------------------------------------------------------

FRANCE (5.0%)
BNP Paribas
 (European Monetary Unit) Sr Unsub
  10-20-08                           4.22              750,000(h)           1,025,233
Dexia Municipal Agency
 (European Monetary Unit)
  09-03-07                           4.25              510,000                697,658
France Telecom
 (European Monetary Unit)
 Sr Unsub
  02-21-17                           4.75            1,000,000              1,304,608
Govt of France
 (European Monetary Unit)
  04-25-12                           5.00            4,220,000              5,927,981
  04-25-13                           4.00            7,835,000             10,512,760
  10-25-16                           5.00            1,950,000              2,781,175
Societe Generale
 (European Monetary Unit) Sr Unsecured
  11-28-08                           4.12              750,000(h)           1,025,909
                                                                      ---------------
Total                                                                      23,275,324
-------------------------------------------------------------------------------------

GERMANY (10.7%)
Bayerische Landesbank
 (Japanese Yen) Sr Nts
  04-22-13                           1.40          250,000,000              2,091,356
Bundesrepublik Deutschland
 (European Monetary Unit)
  07-04-13                           3.75           10,120,000             13,422,374
  07-04-27                           6.50            6,470,000             11,122,928
  07-04-28                           4.75            2,835,000              4,000,073
  07-04-34                           4.75            5,370,000              7,630,640

BONDS (CONTINUED)
                                   COUPON         PRINCIPAL
ISSUER                              RATE           AMOUNT                    VALUE(A)
GERMANY (CONT.)
COREALCREDIT BANK
 (European Monetary Unit) Series 501
  09-02-09                           5.00%           1,800,000(d)          $2,478,158
DEPFA Deutsche Pfandbriefbank
 (European Monetary Unit) Series G6
  01-15-10                           5.50            1,800,000              2,515,921
Deutsche Bank
 (European Monetary Unit)
 Sr Unsub
  07-28-09                           4.25              500,000                680,816
Kreditanstalt fuer Wiederaufbau
 (British Pound)
  12-07-15                           5.50            1,800,000              3,568,504
Rheinische Hypothekenbank
 (European Monetary Unit) Series 803
  07-05-10                           5.75            1,825,000(d)           2,576,603
                                                                      ---------------
Total                                                                      50,087,373
-------------------------------------------------------------------------------------

GREECE (1.2%)
Hellenic Republic
 (European Monetary Unit)
  10-22-22                           5.90            3,540,000              5,421,128
-------------------------------------------------------------------------------------

INDONESIA (0.5%)
Republic of Indonesia
 (Indonesian Rupiah)
  07-15-22                          10.25       21,813,000,000              2,434,556
-------------------------------------------------------------------------------------

ITALY (3.8%)
Buoni Poliennali Del Tesoro
 (European Monetary Unit)
  11-01-07                           6.00            6,660,000              9,150,232
  02-01-19                           4.25            1,860,000              2,458,382
  11-01-26                           7.25            2,871,283              5,137,911
Telecom Italia Capital
  11-15-33                           6.38            1,120,000              1,032,973
                                                                      ---------------
Total                                                                      17,779,498
-------------------------------------------------------------------------------------

JAPAN (9.8%)
Development Bank of Japan
 (Japanese Yen)
  06-20-12                           1.40          506,000,000              4,276,862

See accompanying notes to investments in securities.
--------------------------------------------------------------------------------

 1 RIVERSOURCE GLOBAL BOND FUND -- PORTFOLIO HOLDINGS AT JULY 31, 2007

BONDS (CONTINUED)
                                   COUPON         PRINCIPAL
ISSUER                              RATE           AMOUNT                    VALUE(A)
JAPAN (CONT.)
Govt of Japan
(Japanese Yen)
  12-21-09                           1.70%         779,000,000             $6,681,467
  09-20-10                           0.80          810,000,000              6,766,078
  06-20-12                           1.40          614,000,000              5,193,784
  12-20-12                           1.00        1,153,000,000              9,523,530
  12-20-14                           1.30          283,000,000              2,336,974
  12-20-26                           2.10        1,093,000,000              9,071,236
  12-20-34                           2.40          234,000,000              1,973,041
                                                                      ---------------
Total                                                                      45,822,972
-------------------------------------------------------------------------------------

JERSEY (0.2%)
ASIF III Jersey
 (European Monetary Unit) Secured
  11-25-08                           4.24              800,000(h)           1,094,046
-------------------------------------------------------------------------------------

MALAYSIA (0.3%)
Petronas Capital
  05-22-12                           7.00            1,500,000(d)           1,577,417
-------------------------------------------------------------------------------------

MEXICO (1.0%)
Mexican Fixed Rate Bonds
 (Mexican Peso)
  12-20-12                           9.00           28,990,000              2,787,053
Mexican Fixed Rate
 (Mexican Peso)
  12-24-09                           9.00           16,100,000              1,511,611
United Mexican States
  09-27-34                           6.75              270,000                283,500
                                                                      ---------------
Total                                                                       4,582,164
-------------------------------------------------------------------------------------

NETHERLANDS (3.4%)
Deutsche Telekom Intl Finance
 (European Monetary Unit)
  01-19-15                           4.00            1,080,000              1,359,689
Govt of Netherlands
 (European Monetary Unit)
  01-15-08                           2.50            7,670,000             10,409,428
  07-15-12                           5.00            2,365,000              3,323,687
Telefonica Europe
  09-15-10                           7.75              735,000                777,489
                                                                      ---------------
Total                                                                      15,870,293
-------------------------------------------------------------------------------------

NEW ZEALAND (1.0%)
Govt of New Zealand
 (New Zealand Dollar)
  07-15-09                           7.00            6,350,000              4,765,597
-------------------------------------------------------------------------------------

NORWAY (1.2%)
Govt of Norway
 (Norwegian Krone)
  05-16-11                           6.00           33,040,000              5,844,117
-------------------------------------------------------------------------------------

POLAND (1.4%)
Republic of Poland
 (Polish Zloty)
  03-24-10                           5.75           18,315,000              6,676,599
-------------------------------------------------------------------------------------

SOUTH AFRICA (0.4%)
Republic of South Africa
 (South African Rand)
  08-31-10                          13.00           10,937,500              1,679,089
-------------------------------------------------------------------------------------

BONDS (CONTINUED)
                                   COUPON         PRINCIPAL
ISSUER                              RATE           AMOUNT                    VALUE(A)

SOUTH KOREA (0.1%)
Korea Development Bank
 (Japanese Yen) Series 21RG
  06-25-08                           0.98%          70,000,000               $589,538
-------------------------------------------------------------------------------------

SPAIN (3.4%)
Caja de Ahorros y Monte de Piedad de Madrid
 (European Monetary Unit)
  03-25-11                           3.50            2,400,000              3,158,997
Govt of Spain
 (European Monetary Unit)
  07-30-09                           5.15            9,320,000             12,941,529
                                                                      ---------------
Total                                                                      16,100,526
-------------------------------------------------------------------------------------

SUPRA-NATIONAL (1.0%)
European Investment Bank
 (British Pound)
  12-07-11                           5.50            2,385,000              4,756,325
-------------------------------------------------------------------------------------

SWEDEN (1.0%)
Govt of Sweden
 (Swedish Krona)
  01-28-09                           5.00           15,700,000              2,356,503
  03-15-11                           5.25           16,620,000              2,537,772
                                                                      ---------------
Total                                                                       4,894,275
-------------------------------------------------------------------------------------

UNITED KINGDOM (5.5%)
Abbey Natl Treasury Services
 (European Monetary Unit)
  05-27-09                           4.22              750,000(h)           1,026,150
BT Group
 Sr Unsecured
  12-15-10                           8.63              550,000                602,888
HBOS Treasury Services
 (European Monetary Unit)
  02-12-09                           3.50            1,600,000(f)           2,157,161
United Kingdom Treasury
 (British Pound)
  03-07-12                           5.00            6,050,000             12,106,291
  09-07-14                           5.00            5,010,000              9,972,805
                                                                      ---------------
Total                                                                      25,865,295
-------------------------------------------------------------------------------------

UNITED STATES (34.6%)
Allied Waste North America
  06-01-17                           6.88              110,000                102,300
Anadarko Petroleum
 Sr Unsecured
  09-15-16                           5.95              345,000                339,034
AT&T
 Sr Nts
  05-15-36                           6.80              135,000                139,757
Baldor Electric
  02-15-17                           8.63               75,000                 76,875
Ball
  03-15-18                           6.63               20,000                 18,700
Banc of America Commercial Mtge
 Series 2005-1 Cl A4
  11-10-42                           5.02              750,000(f)             736,696
Banc of America Commercial Mtge
 Series 2007-1 Cl A3
  01-15-49                           5.45            1,025,000(f)           1,000,968
Bank of America
 Sub Nts
  03-15-17                           5.30            3,175,000              3,016,971

BONDS (CONTINUED)
                                   COUPON         PRINCIPAL
ISSUER                              RATE           AMOUNT                    VALUE(A)
UNITED STATES (CONT.)
Bear Stearns Commercial Mtge Securities
 Series 2003-T10 Cl A1
  03-13-40                           4.00%            $412,207(f)            $399,375
Bear Stearns Commercial Mtge Securities
 Series 2007-T26 Cl A4
  01-12-45                           5.47            1,050,000(f)           1,031,951
Brandywine Operating Partnership LP
  05-01-17                           5.70              370,000                356,695
Burlington Nothern Santa Fe
  05-01-37                           6.15              470,000                445,438
Cadbury Schweppes US Finance LLC
  10-01-08                           3.88            2,820,000(d)           2,763,174
California State Teachers' Retirement
 System Trust
 Series 2002-C6 Cl A3
  11-20-14                           4.46            1,817,847(d,f)         1,783,279
Capital Auto Receivables Asset Trust
 Series 2004-1 Cl CTFS
  09-15-10                           2.84              700,000                699,201
CenterPoint Energy Resources
  02-15-11                           7.75              250,000                265,923
Centex
 Sr Unsecured
  05-01-16                           6.50              100,000                 91,146
Chesapeake Energy
  01-15-16                           6.63              730,000(j)             688,024
Citigroup Commercial Mtge Trust
 Series 2005-EMG Cl A1
  09-20-51                           4.15              739,590(d,f)           729,140
Citigroup
 (European Monetary Unit) Sr Nts
  05-21-10                           3.88            1,660,000              2,218,826
Citizens Communications
 Sr Unsecured
  03-15-19                           7.13               35,000                 31,631
Colorado Interstate Gas
 Sr Nts
  11-15-15                           6.80            1,270,000              1,304,238
Comcast
  03-15-37                           6.45              860,000                817,989
Commercial Mtge Pass-Through Ctfs
 Series 2006-CN2A Cl BFL
  02-05-19                           5.63              400,000(d,f,h)         401,421
Commercial Mtge Pass-Through Ctfs
 Series 2007-FL14 Cl MKL1
  06-15-22                           6.12            1,775,000(d,f,h)       1,772,781
Cott Beverages USA
  12-15-11                           8.00              130,000                126,100
Countrywide Alternative Loan Trust
 Collateralized Mtge Obligation
 Series 2005-64CB Cl 1A1
  12-25-35                           5.50            1,745,118(f)           1,744,720
Countrywide Alternative Loan Trust
 Collateralized Mtge Obligation
 Series 2005-6CB Cl 1A1
  04-25-35                           7.50              908,800(f)             942,489
Countrywide Alternative Loan Trust
 Collateralized Mtge Obligation
 Series 2006-22R Cl 1A2
  05-25-36                           6.00            1,818,582(f)           1,833,006
Credit Suisse Mtge Capital Ctfs
 Series 2006-C2 Cl A3
  03-15-39                           5.85              900,000(f)             888,388

See accompanying notes to investments in securities.
--------------------------------------------------------------------------------

 2 RIVERSOURCE GLOBAL BOND FUND -- PORTFOLIO HOLDINGS AT JULY 31, 2007

BONDS (CONTINUED)
                                   COUPON         PRINCIPAL
ISSUER                              RATE           AMOUNT                    VALUE(A)
UNITED STATES (CONT.)
Crown Americas LLC/Capital
  11-15-15                           7.75%            $130,000               $128,050
CS First Boston Mtge Securities
 Series 2003-CPN1 Cl A2
  03-15-35                           4.60              600,000(f)             570,069
CSC Holdings
 Sr Nts Series B
  07-15-09                           8.13               80,000                 79,800
CVS Caremark
 Sr Unsecured
  06-01-17                           5.75               60,000                 57,433
Del Monte
  02-15-15                           6.75               20,000                 18,100
Dex Media West LLC/Finance
 Sr Unsecured
 Series B
  08-15-10                           8.50               85,000                 85,213
Discover Financial Services
  06-12-17                           6.45              270,000(d)             261,841
DR Horton
 Sr Unsub
  04-15-16                           6.50               95,000                 86,341
DRS Technologies
  11-01-13                           6.88              135,000                129,600
  02-01-18                           7.63               40,000                 38,400
Dunkin Securitization
 Series 2006-1 Cl A2 (AMBAC)
  06-20-31                           5.78            1,600,000(d,i)         1,615,451
EchoStar DBS
  02-01-16                           7.13               80,000                 75,600
Edison Mission Energy
 Sr Nts
  05-15-17                           7.00              155,000(d)             138,725
ERP Operating LP
  06-15-17                           5.75              485,000                471,924
Exelon
  06-15-10                           4.45            1,000,000                971,257
Federal Home Loan Mtge Corp
  07-12-10                           4.13            5,261,000              5,135,336
Federal Home Loan Mtge Corp #A11799
  08-01-33                           6.50              233,546(f)             237,712
Federal Home Loan Mtge Corp #A15881
  11-01-33                           5.00            1,234,167(f)           1,164,639
Federal Home Loan Mtge Corp #E91486
  09-01-17                           6.50              279,986(f)             285,561
Federal Home Loan Mtge Corp #E99684
  10-01-18                           5.00              618,830(f)             603,124
Federal Home Loan Mtge Corp #G01535
  04-01-33                           6.00            1,527,354(f)           1,529,028
Federal Natl Mtge Assn
  11-15-30                           6.63            2,675,000              3,036,620
Federal Natl Mtge Assn #254686
  04-01-18                           5.50            1,524,293(f)           1,511,614
Federal Natl Mtge Assn #254722
  05-01-18                           5.50              792,772(f)             786,177
Federal Natl Mtge Assn #360800
  01-01-09                           5.74            1,137,789(f)           1,141,694
Federal Natl Mtge Assn #545874
  08-01-32                           6.50              246,358(f)             251,560
Federal Natl Mtge Assn #555528
  04-01-33                           6.00            1,128,521(f)           1,124,844
Federal Natl Mtge Assn #555734
  07-01-23                           5.00              925,846(f)             885,267

BONDS (CONTINUED)
                                   COUPON         PRINCIPAL
ISSUER                              RATE           AMOUNT                    VALUE(A)
UNITED STATES (CONT.)
Federal Natl Mtge Assn #555740
  08-01-18                           4.50%          $1,395,933(f)          $1,336,115
Federal Natl Mtge Assn #555851
  01-01-33                           6.50            1,330,576(f)           1,356,998
Federal Natl Mtge Assn #575487
  04-01-17                           6.50              702,131(f)             718,762
Federal Natl Mtge Assn #621581
  12-01-31                           6.50              299,092(f)             307,231
Federal Natl Mtge Assn #633966
  03-01-17                           6.00              173,053(f)             174,362
Federal Natl Mtge Assn #634749
  03-01-17                           5.50              698,778(f)             694,271
Federal Natl Mtge Assn #640996
  05-01-32                           7.50              497,126(f)             518,082
Federal Natl Mtge Assn #643381
  06-01-17                           6.00              414,133(f)             417,266
Federal Natl Mtge Assn #645053
  05-01-32                           7.00              932,933(f)             966,843
Federal Natl Mtge Assn #646147
  06-01-32                           7.00              382,503(f)             400,128
Federal Natl Mtge Assn #652284
  08-01-32                           6.50              355,168(f)             361,534
Federal Natl Mtge Assn #653145
  07-01-17                           6.00              249,514(f)             251,811
Federal Natl Mtge Assn #653730
  09-01-32                           6.50              167,108(f)             170,538
Federal Natl Mtge Assn #655589
  08-01-32                           6.50            1,526,739(f)           1,567,594
Federal Natl Mtge Assn #666424
  08-01-32                           6.50              250,191(f)             254,676
Federal Natl Mtge Assn #670461
  11-01-32                           7.50              303,457(f)             316,250
Federal Natl Mtge Assn #677333
  01-01-33                           6.00            4,116,928(f)           4,103,512
Federal Natl Mtge Assn #688034
  03-01-33                           5.50              523,823(f)             508,946
Federal Natl Mtge Assn #688691
  03-01-33                           5.50              882,001(f)             856,102
Federal Natl Mtge Assn #711503
  06-01-33                           5.50            1,210,107(f)           1,179,115
Federal Natl Mtge Assn #735029
  09-01-13                           5.28              843,423(f)             843,839
Federal Natl Mtge Assn #741850
  09-01-33                           5.50            1,893,850(f)           1,838,238
Federal Natl Mtge Assn #753507
  12-01-18                           5.00            2,530,735(f)           2,466,959
Federal Natl Mtge Assn #755498
  11-01-18                           5.50            1,184,283(f)           1,175,018
Federal Natl Mtge Assn #756236
  01-01-34                           6.00            4,131,399(f)           4,128,791
Federal Natl Mtge Assn #756788
  11-01-33                           6.50              220,332(f)             224,180
Federal Natl Mtge Assn #759336
  01-01-34                           6.00            4,000,774(f)           3,991,974
Federal Natl Mtge Assn #765946
  02-01-34                           5.50            4,343,962(f)           4,216,403
Federal Natl Mtge Assn #886292
  07-01-36                           7.00            4,127,030(f)           4,250,685
Forest Oil
 Sr Nts
  06-15-19                           7.25               50,000(d)              46,625

BONDS (CONTINUED)
                                   COUPON         PRINCIPAL
ISSUER                              RATE           AMOUNT                    VALUE(A)
UNITED STATES (CONT.)
Freeport-McMoRan Copper & Gold
 Sr Unsecured
  04-01-15                           8.25%             $50,000                $52,375
  04-01-17                           8.38               25,000                 26,250
General Electric Capital
 (New Zealand Dollar)
  02-04-10                           6.63            2,640,000              1,933,973
Genworth Financial
 (Japanese Yen)
  06-20-11                           1.60           95,000,000                795,460
Goldman Sachs Group
 Sub Nts
  01-15-17                           5.63              560,000                530,635
Govt Natl Mtge Assn #604708
  10-15-33                           5.50            1,056,689(f)           1,031,832
Govt Natl Mtge Assn
 Collateralized Mtge Obligation
 Interest Only
 Series 2002-80 Cl CI
  01-20-32                           9.43              727,452(e,f)            82,841
Greenwich Capital Commercial Funding
 Series 2004-GG1 Cl A5
  06-10-36                           4.88              500,000(f)             490,483
GS Mtge Securities II
 Series 2004-GG2 Cl A4
  08-10-38                           4.96              950,000(f)             934,413
GS Mtge Securities II
 Series 2007-EOP Cl J
  03-06-20                           6.17            1,000,000(d,f,h)         990,000
GS Mtge Securities II
 Series 2007-GG10 Cl A4
  08-10-45                           5.99            1,950,000(f)           1,927,361
GS Mtge Securities II
 Series 2007-GG10 Cl F
  08-10-45                           5.99              775,000(f)             761,345
Hertz
  01-01-14                           8.88               70,000                 70,000
Hertz Vehicle Financing LLC
 Series 2004-1A Cl A3 (MBIA)
  05-25-09                           2.85              400,000(d,i)           395,215
HJ Heinz
  12-01-08                           6.43              275,000(d)             278,215
Home Depot
 Sr Unsecured
  12-16-36                           5.88            1,590,000              1,380,522
Idearc
  11-15-16                           8.00              130,000                123,175
IPALCO Enterprises
 Secured
  11-14-08                           8.38              250,000                251,875
JPMorgan Chase & Co
 Sub Nts
  06-27-17                           6.13            2,160,000              2,192,810
JPMorgan Chase Commercial Mtge Securities
 Series 2003-LN1 Cl A1
  10-15-37                           4.13              357,790(f)             345,839
JPMorgan Chase Commercial Mtge Securities
 Series 2003-ML1A Cl A1
  03-12-39                           3.97              357,812(f)             348,437
JPMorgan Chase Commercial Mtge Securities
 Series 2003-ML1A Cl A2
  03-12-39                           4.77            1,200,000(f)           1,147,680

See accompanying notes to investments in securities.
--------------------------------------------------------------------------------

 3 RIVERSOURCE GLOBAL BOND FUND -- PORTFOLIO HOLDINGS AT JULY 31, 2007

BONDS (CONTINUED)
                                   COUPON         PRINCIPAL
ISSUER                              RATE           AMOUNT                    VALUE(A)
UNITED STATES (CONT.)
JPMorgan Chase Commercial Mtge Securities
Series 2006-LDP6 Cl A4
  04-15-43                           5.48%            $825,000(f)            $800,711
JPMorgan Chase Commercial Mtge Securities
 Series 2006-LDP6 Cl ASB
  04-15-43                           5.49            1,150,000(f)           1,134,309
JPMorgan Chase Commercial Mtge Securities
 Series 2007-LDPX Cl A3
  01-15-49                           5.42            1,100,000(f)           1,055,012
L-3 Communications
  01-15-15                           5.88              135,000                122,850
L-3 Communications
 Series B
  10-15-15                           6.38               65,000                 59,800
LB-UBS Commercial Mtge Trust
 Series 2004-C2 Cl A3
  03-15-29                           3.97              750,000(f)             711,765
LB-UBS Commercial Mtge Trust
 Series 2006-C4 Cl AAB
  06-15-32                           5.86              750,000(f)             756,367
LB-UBS Commercial Mtge Trust
 Series 2007-C1 Cl A4
  02-15-40                           5.42              850,000(f)             814,758
Lehman Brothers Holdings
 Sr Nts
  07-19-12                           6.00            1,060,000              1,059,918
Lehman Brothers Holdings
 Sub Nts
  07-19-17                           6.50              430,000                422,317
Lehman XS Net Interest Margin Nts
 Collateralized Mtge Obligation
 Series 2006-GPM6 Cl A1
  10-28-46                           6.25              317,439(d,f)           316,453
Macys Retail Holdings
  07-15-09                           4.80              725,000                712,821
Manufacturers & Traders Trust
 Sub Nts
  12-01-21                           5.63            1,250,000              1,195,164
Merrill Lynch & Co
 Sub Nts
  05-02-17                           5.70            1,725,000              1,635,179
Morgan Stanley
  04-27-17                           5.55            2,135,000              2,039,651
Morgan Stanley Capital I
 Series 2003-T11 Cl A2
  06-13-41                           4.34              775,000(f)             761,408
Morgan Stanley Capital I
 Series 2004-HQ4 Cl A5
  04-14-40                           4.59              750,000(f)             726,090
Morgan Stanley Capital I
 Series 2006-T23 Cl AAB
  08-12-41                           5.97              575,000(f)             578,337
NALCO
 Sr Unsecured
  11-15-11                           7.75              175,000                171,500
Natl Collegiate Student Loan Trust
 Collateralized Mtge Obligation
 Interest Only
 Series 2006-3 Cl AIO
  01-25-12                           5.88            2,400,000(e)             638,520

BONDS (CONTINUED)
                                   COUPON         PRINCIPAL
ISSUER                              RATE           AMOUNT                    VALUE(A)
UNITED STATES (CONT.)
Natl Collegiate Student Loan Trust
 Collateralized Mtge Obligation
 Interest Only
 Series 2007-2 Cl AIO
  07-25-12                           5.90%          $1,050,000(e)            $298,032
Neiman Marcus Group
  10-15-15                          10.38               50,000                 52,625
News America
  12-15-35                           6.40            1,160,000              1,089,457
Northwest Pipeline
 Sr Nts
  04-15-17                           5.95              130,000(d)             122,200
NRG Energy
  02-01-14                           7.25               65,000                 62,725
  01-15-17                           7.38              140,000                135,100
Omnicare
  12-15-13                           6.75              455,000                416,325
  12-15-15                           6.88               60,000                 54,150
Oncor Electric Delivery
 Sr Unsecured
  01-15-15                           6.38              550,000                556,499
Overseas Private Investment
 U.S. Govt Guaranty Series 1996A
  09-15-08                           6.99            1,250,000              1,269,162
Peabody Energy
  11-01-16                           7.38              160,000                156,400
Popular ABS Mtge Pass-Through Trust
 Series 2005-A Cl AF2
  06-25-35                           4.49               85,322                 84,960
Rainbow Natl Services LLC
 Sr Nts
  09-01-12                           8.75              135,000(d)             138,375
Range Resources
  03-15-15                           6.38               70,000                 65,100
  05-15-16                           7.50               30,000                 29,475
Regions Bank
 Sub Nts
  06-26-37                           6.45              535,000                545,882
Renaissance Home Equity Loan Trust
 Series 2005-4 Cl A3
  02-25-36                           5.57              800,000                797,456
Residential Capital LLC
  06-30-10                           6.38            1,115,000              1,049,628
RH Donnelley
 Sr Disc Nts Series A-2
  01-15-13                           6.88              150,000                135,000
RR Donnelley & Sons
 Sr Unsecured
  01-15-17                           6.13            1,480,000              1,437,143
Sierra Pacific Power
 Series M
  05-15-16                           6.00              520,000(j)             507,012
Sierra Pacific Power
 Series P
  07-01-37                           6.75              120,000                123,000
SLM
  10-01-13                           5.00              200,000                172,958
Smurfit-Stone Container Enterprises
 Sr Unsecured
  03-15-17                           8.00              250,000                233,750

BONDS (CONTINUED)
                                   COUPON         PRINCIPAL
ISSUER                              RATE           AMOUNT                    VALUE(A)
UNITED STATES (CONT.)
Toyota Motor Credit
 (Japanese Yen) Sr Unsub
  06-09-08                           0.75%        $279,000,000             $2,352,420
Travelers Companies
 Sr Unsecured
  06-15-37                           6.25              440,000                413,024
U.S. Treasury
  02-15-09                           4.50            2,250,000              2,245,430
  06-30-09                           4.88              210,000                211,132
  02-15-10                           4.75            2,235,000              2,245,301
  06-30-12                           4.88            3,830,000              3,874,282
  05-15-17                           4.50            1,760,000              1,722,463
U.S. Treasury Inflation-Indexed Bond
  01-15-14                           2.00            9,777,988(g)           9,501,779
UnitedHealth Group
  06-15-37                           6.50              415,000(d)             427,355
Verizon New York
 Series A
  04-01-12                           6.88            1,300,000              1,356,122
Verizon Pennsylvania
 Series A
  11-15-11                           5.65              970,000(j)             974,821
Wachovia Bank Commercial Mtge Trust
 Series 2003-C8 Cl A2
  11-15-35                           3.89            1,250,000(f)           1,225,641
Wachovia Bank Commercial Mtge Trust
 Series 2005-C18 Cl A4
  04-15-42                           4.94              750,000(f)             708,267
Wachovia Bank Commercial Mtge Trust
 Series 2005-C20 Cl A5
  07-15-42                           5.09              800,000(f)             783,392
Wachovia Bank Commercial Mtge Trust
 Series 2006-C27 Cl A3
  07-15-45                           5.77              525,000(f)             516,340
Wachovia Bank Commercial Mtge Trust
 Series 2006-C27 Cl APB
  07-15-45                           5.73              900,000(f)             892,040
Wachovia Bank Commercial Mtge Trust
 Series 2006-C29 Cl A4
  11-15-48                           5.31              650,000(f)             619,913
Wachovia Bank
 Sub Nts
  02-01-37                           5.85              250,000                234,058
WellPoint
 Sr Unsub
  01-15-36                           5.85              475,000                430,636
  06-15-37                           6.38              120,000                118,524
Williams Companies
 Sr Nts
  07-15-19                           7.63              351,000                356,265
Windstream
  08-01-16                           8.63              130,000                131,625
                                                                      ---------------
Total                                                                     161,506,974
-------------------------------------------------------------------------------------

TOTAL BONDS
(Cost: $426,265,739)                                                     $445,016,413
-------------------------------------------------------------------------------------

See accompanying notes to investments in securities.
--------------------------------------------------------------------------------

 4 RIVERSOURCE GLOBAL BOND FUND -- PORTFOLIO HOLDINGS AT JULY 31, 2007

MUNICIPAL BONDS (0.2%)
NAME OF
ISSUER AND                         COUPON       PRINCIPAL
TITLE OF ISSUE                      RATE          AMOUNT                   VALUE(A)
UNITED STATES
Tobacco Settlement Financing Corporation
 Revenue Bonds
 Series 2007A-1
  06-01-46                           6.71%       $1,200,000              $1,145,292
-----------------------------------------------------------------------------------

TOTAL MUNICIPAL BONDS
(Cost: $1,199,880)                                                       $1,145,292
-----------------------------------------------------------------------------------

SENIOR LOANS (1.8%)(c,k)
                                   COUPON       PRINCIPAL
BORROWER                            RATE          AMOUNT                   VALUE(A)
CANADA (0.1%)
Domtar
 Tranche B Term Loan
  03-07-14                             6.70%        270,000                $259,200
-----------------------------------------------------------------------------------

GERMANY (0.1%)
Celanese
 Tranche B Term Loan
  04-06-14                             7.11         354,113                 334,636
  04-06-14                             7.11          60,000(b)               56,700
                                                                    ---------------
Total                                                                       391,336
-----------------------------------------------------------------------------------

NETHERLANDS (0.2%)
VNU
 Tranche B Term Loan
  08-09-13                             7.36         951,983                 910,334
-----------------------------------------------------------------------------------

UNITED STATES (1.4%)
Aramark
 Letter of Credit
  01-26-14                             7.36          22,814                  21,540
Aramark
 Tranche B Term Loan
  01-20-14                             7.36         324,277                 305,090

SENIOR LOANS (CONTINUED)
                                   COUPON       PRINCIPAL
BORROWER                            RATE          AMOUNT                   VALUE(A)
UNITED STATES (CONT.)
Asurion
 Term Loan
  07-03-14                             8.32%       $470,000(b)             $438,863
Charter Communications
 Term Loan
  09-06-14                             7.36       1,075,000                 993,482
Community Health
 Delayed Draw Term Loan
  06-28-14                             0.50          38,360(b,l)             36,411
Community Health
 Term Loan
  06-28-14                             7.57         581,640(b)              552,313
Dresser
 1st Lien Term Loan
  05-04-14                             7.86         360,000                 342,601
Fontainebleau Las Vegas
 Delayed Draw Term Loan
  06-05-14                             2.00         171,559(b,l)            159,121
Fontainebleau Las Vegas
 Term Loan
  06-05-14                             8.61         343,117                 325,103
HCA
 Tranche B Term Loan
  01-21-13                             7.61       1,171,482               1,120,416
Level 3 Communications
 Tranche B Term Loan
  03-13-14                             7.61         585,000                 557,213
Michaels Stores
 Term Loan
  10-31-13                        7.63-7.69         214,000                 198,485
Neiman Marcus Group
 Term Loan
  04-27-13                        7.09-7.11         301,103                 288,180

SENIOR LOANS (CONTINUED)
                                   COUPON       PRINCIPAL
BORROWER                            RATE          AMOUNT                   VALUE(A)
UNITED STATES (CONT.)
Pinnacle Foods Finance
 Term Loan
  04-02-14                             8.11%       $450,000                $424,877
Univision Communications
 Delayed Draw Term Loan
  09-23-14                             1.00          61,611(b,l)             56,952
Univision Communications
 Tranche B Term Loan
  09-23-14                             7.61         958,389                 879,322
West Corp
 Tranche B Term Loan
  10-24-13                        7.74-7.76         238,802                 229,350
                                                                    ---------------
Total                                                                     6,929,319
-----------------------------------------------------------------------------------

TOTAL SENIOR LOANS
(Cost: $9,020,363)                                                       $8,490,189
-----------------------------------------------------------------------------------

MONEY MARKET FUND (1.1%)
                                                  SHARES                   VALUE(A)
RiverSource Short-Term Cash Fund                  4,928,155(m)           $4,928,155
-----------------------------------------------------------------------------------

TOTAL MONEY MARKET FUND
(Cost: $4,928,155)                                                       $4,928,155
-----------------------------------------------------------------------------------

TOTAL INVESTMENTS IN SECURITIES
(Cost: $441,414,137)(n)                                                $459,580,049
===================================================================================

NOTES TO INVESTMENTS IN SECURITIES

(a) Securities are valued by procedures described in Note 1 to the financial statements in the most recent Semiannual Report dated April 30, 2007.

(b) At July 31, 2007, the cost of securities purchased, including interest purchased, on a when-issued and/or other forward-commitment basis was $1,378,415.

(c) Foreign security values are stated in U.S. dollars. For debt securities, principal amounts are denominated in U.S. dollar currency unless otherwise noted.

(d) Represents a security sold under Rule 144A, which is exempt from registration under the Securities Act of 1933, as amended. This security has been determined to be liquid under guidelines established by the Fund's Board of Directors. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2007, the value of these securities amounted to $19,384,215 or 4.1% of net assets.

(e) Interest only represents securities that entitle holders to receive only interest payments on the underlying mortgages. The yield to maturity of an interest only is extremely sensitive to the rate of principal payments on the underlying mortgage assets. A rapid (slow) rate of principal repayments may have an adverse (positive) effect on yield to maturity. The principal amount shown is the notional amount of the underlying mortgages. Interest rate disclosed represents yield based upon the estimated timing and amount of future cash flows at July 31, 2007.

(f) Mortgage-backed securities represent direct or indirect participations in, or are secured by and payable from, mortgage loans secured by real property, and include single-and multi-class pass-through securities and collateralized mortgage obligations. These securities may be issued or guaranteed by U.S. government agencies or instrumentalities, or by private issuers, generally originators and investors in mortgage loans, including savings associations, mortgage bankers, commercial banks, investment bankers and special purpose entities. The maturity dates shown represent the original maturity of the underlying obligation. Actual maturity may vary based upon prepayment activity on these obligations. Unless otherwise noted, the coupon rates presented are fixed rates.

(g) Inflation-indexed bonds are securities in which the principal amount is adjusted for inflation and the semiannual interest payments equal a fixed percentage of the inflation-adjusted principal amount.

(h) Interest rate varies either based on a predetermined schedule or to reflect current market conditions; rate shown is the effective rate on July 31, 2007.

(i) The following abbreviations are used in the portfolio security descriptions to identify the insurer of the issue:

AMBAC  --   Ambac Assurance Corporation
MBIA   --   MBIA Insurance Corporation

--------------------------------------------------------------------------------

 5 RIVERSOURCE GLOBAL BOND FUND -- PORTFOLIO HOLDINGS AT JULY 31, 2007

(j) Partially pledged as initial deposit on the following open interest rate futures contracts:

TYPE OF SECURITY                                                     NOTIONAL AMOUNT
------------------------------------------------------------------------------------
PURCHASE CONTRACTS
Euro-Bund, Sept. 2007, 10-year                                         $11,000,000
Japanese Govt Bond, Sept. 2007, 10-year                                    500,000
U.S. Long Bond, Sept. 2007, 20-year                                      6,500,000
U.S. Treasury Note, Sept. 2007, 2-year                                  11,600,000
U.S. Treasury Note, Sept. 2007, 5-year                                   2,900,000
SALE CONTRACTS
U.S. Treasury Note, Sept. 2007, 10-year                                 19,400,000

(k) Senior loans have rates of interest that float periodically based primarily on the London Interbank Offered Rate ("LIBOR") and other short-term rates. Remaining maturities of senior loans may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower. Such prepayments cannot be predicted with certainty.

(l) At July 31, 2007, the Fund had unfunded senior loan commitments pursuant to the term of the loan agreement. The Fund receives a stated coupon rate until the borrower draws on the loan commitment, at which time the rate will become the stated rate in the loan agreement.

                                                                      UNFUNDED
BORROWER                                                             COMMITMENT
-------------------------------------------------------------------------------
Community Health                                                       $36,411
Fontainebleau Las Vegas                                                159,121
Univision Communications                                                56,952
-------------------------------------------------------------------------------
Total                                                                 $252,484
-------------------------------------------------------------------------------

(m) Affiliated Money Market Fund -- The Fund may invest its daily cash balance in RiverSource Short-Term Cash Fund, a money market fund established for the exclusive use of the RiverSource funds and other institutional clients of RiverSource Investments.

(n) At July 31, 2007, the cost of securities for federal income tax purposes was approximately $441,414,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation                                              $24,542,000
Unrealized depreciation                                               (6,376,000)
--------------------------------------------------------------------------------
Net unrealized appreciation                                          $18,166,000
--------------------------------------------------------------------------------

HOW TO FIND INFORMATION ABOUT THE FUND'S PORTFOLIO HOLDINGS
(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(h) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov;

(iii)The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330); and

(iv) The Fund's complete schedule of portfolio holdings, as disclosed in its annual and semiannual shareholder reports and in its filings on Form N-Q, can be found at riversource.com/funds.

--------------------------------------------------------------------------------

 6 RIVERSOURCE GLOBAL BOND FUND -- PORTFOLIO HOLDINGS AT JULY 31, 2007

                               PORTFOLIO HOLDINGS

                                      FOR

                         RIVERSOURCE GLOBAL EQUITY FUND

                                AT JULY 31, 2007

INVESTMENTS IN SECURITIES

JULY 31, 2007 (UNAUDITED)
(Percentages represent value of investments compared to net assets)

COMMON STOCKS (99.4%)(c)
ISSUER                                            SHARES                   VALUE(A)
AUSTRALIA (3.4%)
BIOTECHNOLOGY (1.1%)
CSL                                                 113,745              $8,518,238
-----------------------------------------------------------------------------------

CONSTRUCTION & ENGINEERING (0.6%)
Boart Longyear Group                              2,200,000(b)            4,366,377
-----------------------------------------------------------------------------------

METALS & MINING (1.8%)
Oxiana                                            1,810,470               5,632,653
Zinifex                                             520,516               8,604,898
                                                                    ---------------
Total                                                                    14,237,551
-----------------------------------------------------------------------------------

BERMUDA (0.7%)
INSURANCE
PartnerRe                                            79,238               5,628,275
-----------------------------------------------------------------------------------

BRAZIL (3.9%)
CHEMICALS (1.7%)
Braskem Series A                                  1,400,000              12,846,971
-----------------------------------------------------------------------------------

HOUSEHOLD DURABLES (0.5%)
Cyrela Brazil Realty                                362,900               4,294,252
-----------------------------------------------------------------------------------

METALS & MINING (0.6%)
Cia Vale do Rio Doce ADR                            110,858               4,692,619
-----------------------------------------------------------------------------------

OIL, GAS & CONSUMABLE FUELS (0.6%)
Petroleo Brasileiro ADR                              71,114               4,615,299
-----------------------------------------------------------------------------------

PAPER & FOREST PRODUCTS (0.5%)
Aracruz Celulose ADR                                 66,291               4,190,917
-----------------------------------------------------------------------------------

CANADA (3.4%)
METALS & MINING (1.7%)
Aur Resources                                       219,100               8,356,935
Barrick Gold                                        148,185               4,875,287
                                                                    ---------------
Total                                                                    13,232,222
-----------------------------------------------------------------------------------

OIL, GAS & CONSUMABLE FUELS (0.9%)
Canadian Natural Resources                          105,791               7,237,162
-----------------------------------------------------------------------------------

PAPER & FOREST PRODUCTS (0.8%)
Abitibi-Consolidated                              2,785,823               6,632,912
-----------------------------------------------------------------------------------

FINLAND (0.4%)
COMMUNICATIONS EQUIPMENT
 Nokia                                              101,478               2,899,042
-----------------------------------------------------------------------------------

COMMON STOCKS (CONTINUED)
ISSUER                                            SHARES                   VALUE(A)

FRANCE (2.0%)
AUTOMOBILES (0.5%)
Renault                                              26,711              $3,860,512
-----------------------------------------------------------------------------------

COMMERCIAL BANKS (0.6%)
Societe Generale                                     29,846               5,130,191
-----------------------------------------------------------------------------------

ELECTRICAL EQUIPMENT (0.3%)
Schneider Electric                                   18,726               2,498,787
-----------------------------------------------------------------------------------

SOFTWARE (0.6%)
Business Objects                                     97,855(b)            4,409,081
-----------------------------------------------------------------------------------

GERMANY (8.4%)

AEROSPACE & DEFENSE (1.2%)
MTU Aero Engines Holding                            142,389               9,608,391
-----------------------------------------------------------------------------------

AUTO COMPONENTS (1.4%)
Continental                                          78,215              11,307,395
-----------------------------------------------------------------------------------

AUTOMOBILES (1.0%)
DaimlerChrysler                                      87,140               7,891,775
-----------------------------------------------------------------------------------

CHEMICALS (1.1%)
Bayer                                               120,061               8,486,215
-----------------------------------------------------------------------------------

DIVERSIFIED FINANCIAL SERVICES (0.8%)
Deutsche Boerse                                      55,480               6,505,696
-----------------------------------------------------------------------------------

INDUSTRIAL CONGLOMERATES (0.9%)
Siemens                                              55,894               7,074,648
-----------------------------------------------------------------------------------

INSURANCE (1.2%)
Allianz                                              42,705               9,090,201
-----------------------------------------------------------------------------------

THRIFTS & MORTGAGE FINANCE (0.8%)
Hypo Real Estate Holding                            108,026               6,616,421
-----------------------------------------------------------------------------------

GREECE (0.3%)
CONSTRUCTION MATERIALS
TITAN Cement                                         41,464               2,112,453
-----------------------------------------------------------------------------------

HONG KONG (6.5%)
HOTELS, RESTAURANTS & LEISURE (0.9%)
Hongkong & Shanghai Hotels                        4,277,500               7,105,196
-----------------------------------------------------------------------------------

COMMON STOCKS (CONTINUED)
ISSUER                                            SHARES                   VALUE(A)
HONG KONG (CONT.)

REAL ESTATE MANAGEMENT & DEVELOPMENT (2.3%)
China Overseas Land & Investment                  2,938,000              $6,223,197
Great Eagle Holdings                              1,424,607               5,348,248
Hang Lung Properties                              1,781,000               6,551,460
                                                                    ---------------
Total                                                                    18,122,905
-----------------------------------------------------------------------------------

SPECIALTY RETAIL (1.3%)
Esprit Holdings                                     755,400              10,095,509
-----------------------------------------------------------------------------------

TEXTILES, APPAREL & LUXURY GOODS (1.1%)
China Grand Forestry Resources Group             22,238,000(b)            8,902,378
-----------------------------------------------------------------------------------

WIRELESS TELECOMMUNICATION SERVICES (0.9%)
China Mobile                                        645,500               7,417,348
-----------------------------------------------------------------------------------

IRELAND (0.2%)
COMMERCIAL BANKS
Bank of Ireland                                     100,829               1,883,224
-----------------------------------------------------------------------------------

JAPAN (8.2%)
BUILDING PRODUCTS (0.5%)
Asahi Glass                                         270,000               3,615,118
-----------------------------------------------------------------------------------

CAPITAL MARKETS (1.1%)
Nomura Holdings                                     214,800               4,077,359
Tokai Tokyo Securities                              782,000               4,364,975
                                                                    ---------------
Total                                                                     8,442,334
-----------------------------------------------------------------------------------

COMMERCIAL BANKS (1.8%)
Mitsubishi UFJ Financial Group                          683               7,289,195
Mizuho Financial Group                                1,085               7,642,098
                                                                    ---------------
Total                                                                    14,931,293
-----------------------------------------------------------------------------------

HOUSEHOLD DURABLES (1.1%)
GOLDCREST                                           183,980               8,981,454
-----------------------------------------------------------------------------------

INSURANCE (1.0%)
T&D Holdings                                        122,950               8,040,924
-----------------------------------------------------------------------------------

See accompanying notes to investments in securities.
--------------------------------------------------------------------------------

 1 RIVERSOURCE GLOBAL EQUITY FUND -- PORTFOLIO HOLDINGS AT JULY 31, 2007

COMMON STOCKS (CONTINUED)
ISSUER                                            SHARES                   VALUE(A)
JAPAN (CONT.)

MACHINERY (1.6%)
AMADA                                               614,000              $7,168,588
THK                                                 220,900               5,210,255
                                                                    ---------------
Total                                                                    12,378,843
-----------------------------------------------------------------------------------

OFFICE ELECTRONICS (1.1%)
Canon                                               164,900               8,716,046
-----------------------------------------------------------------------------------

MEXICO (0.5%)
WIRELESS TELECOMMUNICATION SERVICES
America Movil ADR Series L                           68,532               4,103,696
-----------------------------------------------------------------------------------

NETHERLANDS (1.9%)
FOOD PRODUCTS (1.3%)
Royal Numico                                        150,674(d)           10,962,218
-----------------------------------------------------------------------------------

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT (0.6%)
ASML Holding                                        149,834(b)            4,413,830
-----------------------------------------------------------------------------------

NORWAY (1.2%)
ENERGY EQUIPMENT & SERVICES
TGS NOPEC Geophysical                               480,320(b)            9,376,813
-----------------------------------------------------------------------------------

SOUTH AFRICA (1.6%)
FOOD & STAPLES RETAILING (0.9%)
Massmart Holdings                                   602,488               7,033,446
-----------------------------------------------------------------------------------
MEDIA (0.7%)
Naspers Series N                                    221,142               5,492,749
-----------------------------------------------------------------------------------
PAPER & FOREST PRODUCTS (--%)
Mondi                                                13,677(b)              116,396
-----------------------------------------------------------------------------------

SOUTH KOREA (4.6%)
COMMERCIAL BANKS (2.3%)
Kookmin Bank                                         57,283               4,993,613
Shinhan Financial Group                             190,911              12,903,557
                                                                    ---------------
Total                                                                    17,897,170
-----------------------------------------------------------------------------------

MACHINERY (0.6%)
Doosan Infracore                                    119,090               4,717,261
-----------------------------------------------------------------------------------

METALS & MINING (1.0%)
POSCO                                                13,952               8,057,960
-----------------------------------------------------------------------------------

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT (0.7%)
Hynix Semiconductor                                  39,530(b)            1,590,795
Samsung Electronics                                   6,400               4,219,798
                                                                    ---------------
Total                                                                     5,810,593
-----------------------------------------------------------------------------------

SPAIN (1.6%)
BIOTECHNOLOGY (0.7%)
Grifols                                             251,669               5,254,867
-----------------------------------------------------------------------------------

SPECIALTY RETAIL (0.9%)
Inditex                                             120,384(d)            7,201,444
-----------------------------------------------------------------------------------

SWEDEN (2.0%)
MACHINERY (1.0%)
Atlas Copco Series A                                468,800               8,069,436
-----------------------------------------------------------------------------------

PAPER & FOREST PRODUCTS (1.0%)
Holmen Series B                                     184,200               7,736,069
-----------------------------------------------------------------------------------

SWITZERLAND (5.5%)
CAPITAL MARKETS (0.7%)
UBS                                                  94,680               5,242,480
-----------------------------------------------------------------------------------

COMMON STOCKS (CONTINUED)
ISSUER                                            SHARES                   VALUE(A)
SWITZERLAND (CONT.)

CHEMICALS (0.6%)
Syngenta                                             23,906              $4,511,113
-----------------------------------------------------------------------------------

FOOD PRODUCTS (0.8%)
Nestle                                               16,900               6,493,684
-----------------------------------------------------------------------------------

OIL, GAS & CONSUMABLE FUELS (1.1%)
Petroplus Holdings                                   93,413(b)            8,884,434
-----------------------------------------------------------------------------------

PHARMACEUTICALS (2.3%)
Roche Holding                                       105,007              18,600,499
-----------------------------------------------------------------------------------

TAIWAN (1.5%)
COMPUTERS & PERIPHERALS (0.5%)
High Tech Computer                                  215,000               3,904,905
-----------------------------------------------------------------------------------

ELECTRONIC EQUIPMENT & INSTRUMENTS (1.0%)
Hon Hai Precision Industry                          978,642               8,026,856
-----------------------------------------------------------------------------------

UNITED KINGDOM (6.6%)
COMMERCIAL BANKS (0.8%)
Standard Chartered                                  184,753               6,041,105
-----------------------------------------------------------------------------------

INDEPENDENT POWER PRODUCERS & ENERGY TRADERS (0.4%)
Drax Group                                          247,726               3,433,082
-----------------------------------------------------------------------------------

METALS & MINING (0.9%)
Anglo American                                      124,466               7,226,283
-----------------------------------------------------------------------------------

OIL, GAS & CONSUMABLE FUELS (1.1%)
BG Group                                            515,126               8,379,251
-----------------------------------------------------------------------------------

PAPER & FOREST PRODUCTS (--%)
Mondi                                                34,194(b)              299,857
-----------------------------------------------------------------------------------

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT (0.8%)
CSR                                                 451,029(b)            6,546,032
-----------------------------------------------------------------------------------

SPECIALTY RETAIL (1.6%)
Carphone Warehouse Group                          1,717,961              12,273,164
-----------------------------------------------------------------------------------

TOBACCO (1.0%)
Imperial Tobacco Group                              172,931               7,580,480
-----------------------------------------------------------------------------------

UNITED STATES (34.8%)
AEROSPACE & DEFENSE (1.3%)
United Technologies                                 142,513              10,399,173
-----------------------------------------------------------------------------------

BEVERAGES (1.7%)
Hansen Natural                                      120,546(b)            4,888,140
PepsiCo                                             128,998               8,464,849
                                                                    ---------------
Total                                                                    13,352,989
-----------------------------------------------------------------------------------

BIOTECHNOLOGY (0.8%)
Genzyme                                             102,434(b)            6,460,512
-----------------------------------------------------------------------------------

CAPITAL MARKETS (1.3%)
E*TRADE Financial                                   352,129(b)            6,521,429
FCStone Group                                        73,507(b)            3,532,011
                                                                    ---------------
Total                                                                    10,053,440
-----------------------------------------------------------------------------------

COMMERCIAL SERVICES & SUPPLIES (0.7%)
Republic Services                                   161,173               5,149,477
-----------------------------------------------------------------------------------

COMMUNICATIONS EQUIPMENT (0.6%)
Cisco Systems                                       152,241(b)            4,401,288
-----------------------------------------------------------------------------------

COMMON STOCKS (CONTINUED)
ISSUER                                            SHARES                   VALUE(A)
UNITED STATES (CONT.)

COMPUTERS & PERIPHERALS (1.3%)
Apple                                                32,000(b)           $4,216,320
Intl Business Machines                               56,314               6,231,144
                                                                    ---------------
Total                                                                    10,447,464
-----------------------------------------------------------------------------------

ELECTRIC UTILITIES (0.8%)
Exelon                                               88,081               6,178,882
-----------------------------------------------------------------------------------

ENERGY EQUIPMENT & SERVICES (0.9%)
ENSCO Intl                                          112,935               6,896,940
-----------------------------------------------------------------------------------

FOOD & STAPLES RETAILING (0.7%)
Winn-Dixie Stores                                   199,458(b)            5,327,523
-----------------------------------------------------------------------------------

HEALTH CARE EQUIPMENT & SUPPLIES (1.1%)
St. Jude Medical                                    193,944(b)            8,366,744
-----------------------------------------------------------------------------------

HEALTH CARE PROVIDERS & SERVICES (1.4%)
WellPoint                                           143,560(b)           10,784,227
-----------------------------------------------------------------------------------

INSURANCE (0.9%)
American Intl Group                                 112,476               7,218,710
-----------------------------------------------------------------------------------

INTERNET SOFTWARE & SERVICES (3.0%)
eBay                                                299,604(b)            9,707,170
Google Cl A                                          28,308(b)           14,437,080
                                                                    ---------------
Total                                                                    24,144,250
-----------------------------------------------------------------------------------

IT SERVICES (0.5%)
Automatic Data Processing                            82,105               3,811,314
-----------------------------------------------------------------------------------

LIFE SCIENCES TOOLS & SERVICES (1.3%)
Exelixis                                            360,510(b)            3,493,342
Thermo Fisher Scientific                            123,238(b)            6,434,256
                                                                    ---------------
Total                                                                     9,927,598
-----------------------------------------------------------------------------------

MEDIA (1.2%)
Comcast CI A                                        364,595(b)            9,577,911
-----------------------------------------------------------------------------------

METALS & MINING (2.2%)
Alcoa                                                98,000               3,743,600
Freeport-McMoRan Copper & Gold                      116,871              10,983,538
Newmont Mining                                       78,548               3,279,379
                                                                    ---------------
Total                                                                    18,006,517
-----------------------------------------------------------------------------------

OIL, GAS & CONSUMABLE FUELS (2.1%)
Devon Energy                                        108,181               8,071,385
Marathon Oil                                        136,491               7,534,304
Valero Energy                                        27,122               1,817,445
                                                                    ---------------
Total                                                                    17,423,134
-----------------------------------------------------------------------------------

PAPER & FOREST PRODUCTS (0.9%)
Bowater                                             354,628               6,957,801
-----------------------------------------------------------------------------------

PERSONAL PRODUCTS (0.5%)
Avon Products                                       110,000               3,961,100
-----------------------------------------------------------------------------------

PHARMACEUTICALS (0.9%)
Wyeth                                               138,829               6,735,983
-----------------------------------------------------------------------------------

REAL ESTATE INVESTMENT TRUSTS (REITS) (1.4%)
Plum Creek Timber                                   276,843              10,758,119
-----------------------------------------------------------------------------------

ROAD & RAIL (1.0%)
Norfolk Southern                                    144,625               7,777,933
-----------------------------------------------------------------------------------

See accompanying notes to investments in securities.
--------------------------------------------------------------------------------

 2 RIVERSOURCE GLOBAL EQUITY FUND -- PORTFOLIO HOLDINGS AT JULY 31, 2007

COMMON STOCKS (CONTINUED)
ISSUER                                            SHARES                   VALUE(A)
UNITED STATES (CONT.)

SOFTWARE (2.3%)
Microsoft                                           661,123             $19,165,956
-----------------------------------------------------------------------------------

SPECIALTY RETAIL (1.2%)
Abercrombie & Fitch Cl A                             95,579               6,680,972
Home Depot                                           74,049               2,752,401
                                                                    ---------------
Total                                                                     9,433,373
-----------------------------------------------------------------------------------

TEXTILES, APPAREL & LUXURY GOODS (0.7%)
Coach                                               125,294(b)            5,695,865
-----------------------------------------------------------------------------------

COMMON STOCKS (CONTINUED)
ISSUER                                            SHARES                   VALUE(A)
UNITED STATES (CONT.)

TOBACCO (0.5%)
Altria Group                                         53,630              $3,564,786
-----------------------------------------------------------------------------------

WIRELESS TELECOMMUNICATION SERVICES (1.7%)
American Tower Cl A                                 140,046(b)            5,834,316
Leap Wireless Intl                                   84,679(b)            7,485,624
                                                                    ---------------
Total                                                                    13,319,940
-----------------------------------------------------------------------------------

TOTAL COMMON STOCKS
(Cost: $683,057,793)                                                   $785,602,297
-----------------------------------------------------------------------------------

MONEY MARKET FUND (2.0%)(e)
                                                  SHARES                   VALUE(A)
RiverSource Short-Term Cash Fund                 15,851,905(f)          $15,851,905
-----------------------------------------------------------------------------------

TOTAL MONEY MARKET FUND
(Cost: $15,851,905)                                                     $15,851,905
-----------------------------------------------------------------------------------

TOTAL INVESTMENTS IN SECURITIES
(Cost: $698,909,698)(g)                                                $801,454,202
===================================================================================

NOTES TO INVESTMENTS IN SECURITIES

(a) Securities are valued by procedures described in Note 1 to the financial statements in the most recent Semiannual Report dated April 30, 2007.

(b)  Non-income producing.

(c)  Foreign security values are stated in U.S. dollars.

(d)  At July 31, 2007, security was partially or fully on loan.

(e) Cash collateral received from security lending activity is invested in an affiliated money market fund and represents 1.6% of net assets. 0.4% of net assets is the Fund's cash equivalent position.

(f) Affiliated Money Market Fund - The Fund may invest its daily cash balance in RiverSource Short-Term Cash Fund, a money market fund established for the exclusive use of the RiverSource funds and other institutional clients of RiverSource Investments.

(g) At July 31, 2007, the cost of securities for federal income tax purposes was approximately $698,910,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation                                              $116,958,000
Unrealized depreciation                                               (14,414,000)
---------------------------------------------------------------------------------
Net unrealized appreciation                                          $102,544,000
---------------------------------------------------------------------------------

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property of Morgan Stanley Capital International Inc. and Standard & Poor's, a division of The McGraw-Hill Companies, Inc.

(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov;

(iii)The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330); and

(iv) The Fund's complete schedule of portfolio holdings, as disclosed in its annual and semiannual shareholder reports and in its filings on Form N-Q, can be found at riversource.com/funds.

--------------------------------------------------------------------------------

 3 RIVERSOURCE GLOBAL EQUITY FUND -- PORTFOLIO HOLDINGS AT JULY 31, 2007

                               PORTFOLIO HOLDINGS

                                      FOR

                       RIVERSOURCE GLOBAL TECHNOLOGY FUND

                                AT JULY 31, 2007

INVESTMENTS IN SECURITIES

JULY 31, 2007 (UNAUDITED)
(Percentages represent value of investments compared to net assets)

COMMON STOCKS (90.3%)
ISSUER                                            SHARES                   VALUE(A)
COMMUNICATIONS EQUIPMENT (15.4%)
Avaya                                                90,350(b)           $1,494,389
Cisco Systems                                       268,188(b)            7,753,315
Infinera                                             34,657(b)              790,180
JDS Uniphase                                        148,072(b)            2,121,872
Juniper Networks                                     66,368(b)            1,988,385
Motorola                                            137,340               2,333,407
Nokia ADR                                            72,991(c)            2,090,462
Packeteer                                           154,845(b)            1,065,334
QUALCOMM                                             88,745               3,696,229
Telefonaktiebolaget LM Ericsson ADR                  52,539(c)            1,965,484
Tellabs                                              42,112(b)              477,971
                                                                    ---------------
Total                                                                    25,777,028
-----------------------------------------------------------------------------------

COMPUTERS & PERIPHERALS (13.4%)
Apple                                                36,539(b)            4,814,379
Brocade Communications Systems                      169,175(b)            1,190,992
Dell                                                163,453(b)            4,571,780
Hewlett-Packard                                     111,757               5,144,174
Intl Business Machines                               23,798               2,633,249
SanDisk                                              35,336(b)            1,895,070
Seagate Technology                                   91,678(c)            2,155,350
                                                                    ---------------
Total                                                                    22,404,994
-----------------------------------------------------------------------------------

DIVERSIFIED FINANCIAL SERVICES (0.8%)
Compass Diversified Trust                            90,300               1,398,747
-----------------------------------------------------------------------------------

DIVERSIFIED TELECOMMUNICATION SERVICES (5.2%)
Cogent Communications Group                          69,524(b)            1,993,948
France Telecom                                       51,463(c)            1,383,616
Global Crossing                                      59,709(b,c,d)        1,052,670
Qwest Communications Intl                           189,473(b)            1,616,205
Telefonica                                          114,634(c)            2,682,975
                                                                    ---------------
Total                                                                     8,729,414
-----------------------------------------------------------------------------------

COMMON STOCKS (CONTINUED)
ISSUER                                            SHARES                   VALUE(A)

ELECTRONIC EQUIPMENT & INSTRUMENTS (0.8%)
Agilent Technologies                                 35,330(b)           $1,347,840
-----------------------------------------------------------------------------------

INTERNET SOFTWARE & SERVICES (5.2%)
eBay                                                 53,452(b)            1,731,845
Google Cl A                                           6,409(b)            3,268,590
VeriSign                                            126,828(b)            3,765,523
                                                                    ---------------
Total                                                                     8,765,958
-----------------------------------------------------------------------------------

IT SERVICES (6.1%)
Automatic Data Processing                            54,550               2,532,211
Cognizant Technology Solutions Cl A                  31,752(b)            2,571,276
First Data                                           78,783               2,504,512
Ness Technologies                                   221,480(b,c)          2,604,605
                                                                    ---------------
Total                                                                    10,212,604
-----------------------------------------------------------------------------------

MEDIA (0.1%)
WorldSpace Cl A                                      20,291(b,d)             99,020
-----------------------------------------------------------------------------------

METALS & MINING (0.2%)
Thorium Power                                     1,500,909(b)              396,240
-----------------------------------------------------------------------------------

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT (22.0%)
Atmel                                               586,244(b)            3,159,855
Broadcom Cl A                                        53,996(b)            1,771,609
Intel                                               381,047               9,000,329
LSI                                                 224,354(b)            1,615,349
Marvell Technology Group                            250,493(b,c)          4,508,874
Maxim Integrated Products                            74,185               2,351,665
MEMC Electronic Materials                            29,335(b)            1,798,822
Natl Semiconductor                                   64,509               1,676,589
NVIDIA                                               47,412(b)            2,169,573
Samsung Electronics                                   2,056(c)            1,355,610
Spansion Cl A                                       371,693(b)            3,943,663
Texas Instruments                                    92,983               3,272,072
                                                                    ---------------
Total                                                                    36,624,010
-----------------------------------------------------------------------------------

COMMON STOCKS (CONTINUED)
ISSUER                                            SHARES                   VALUE(A)

SOFTWARE (20.2%)
Adobe Systems                                        91,390(b)           $3,682,103
BEA Systems                                         195,829(b)            2,424,363
BMC Software                                         79,459(b)            2,282,062
Cadence Design Systems                               37,601(b)              804,661
Citrix Systems                                       24,872(b)              899,620
Microsoft                                           354,956              10,290,175
Nuance Communications                               190,866(b)            3,145,472
OPNET Technologies                                  100,000(b)            1,039,000
Oracle                                              286,513(b)            5,478,129
Red Hat                                              87,777(b)            1,827,517
Salesforce.com                                       19,030(b)              739,506
TIBCO Software                                      115,073(b)              935,543
                                                                    ---------------
Total                                                                    33,548,151
-----------------------------------------------------------------------------------

WIRELESS TELECOMMUNICATION SERVICES (0.9%)
Vodafone Group                                      520,432(c)            1,564,496
-----------------------------------------------------------------------------------

TOTAL COMMON STOCKS
(Cost: $141,027,674)                                                   $150,868,502
-----------------------------------------------------------------------------------

MONEY MARKET FUND (13.2%)(e)
                                                                              VALUE
                                                  SHARES                        (a)
RiverSource Short-Term Cash Fund                 22,078,807(f)          $22,078,807
-----------------------------------------------------------------------------------

TOTAL MONEY MARKET FUND
(Cost: $22,078,807)                                                     $22,078,807
-----------------------------------------------------------------------------------

TOTAL INVESTMENTS IN SECURITIES
(Cost: $163,106,481)(g)                                                $172,947,309
===================================================================================

NOTES TO INVESTMENTS IN SECURITIES

(a) Securities are valued by procedures described in Note 1 to the financial statements in the most recent Semiannual Report dated April 30, 2007.

(b)  Non-income producing.

(c) Foreign security values are stated in U.S. dollars. At July 31, 2007, the value of foreign securities represented 12.8% of net assets.

--------------------------------------------------------------------------------

 1 RIVERSOURCE GLOBAL TECHNOLOGY FUND  -- PORTFOLIO HOLDINGS AT JULY 31, 2007

(d)  At July 31, 2007, security was partially or fully on loan.

(e) Cash collateral received from security lending activity is invested in an affiliated money market fund and represents 0.6% of net assets. 12.6% of net assets is the Fund's cash equivalent position.

(f) Affiliated Money Market Fund - The Fund may invest its daily cash balance in RiverSource Short-Term Cash Fund, a money market fund established for the exclusive use of the RiverSource funds and other institutional clients of RiverSource Investments.

(g) At July 31, 2007, the cost of securities for federal income tax purposes was approximately $163,106,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation                                              $14,892,000
Unrealized depreciation                                               (5,051,000)
--------------------------------------------------------------------------------
Net unrealized appreciation                                           $9,841,000
--------------------------------------------------------------------------------

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property of Morgan Stanley Capital International Inc. and Standard & Poor's, a division of The McGraw-Hill Companies, Inc.

HOW TO FIND INFORMATION ABOUT THE FUND'S PORTFOLIO HOLDINGS
(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov;

(iii)The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330); and

(iv) The Fund's complete schedule of portfolio holdings, as disclosed in its annual and semiannual shareholder reports and in its filings on Form N-Q, can be found at riversource.com/funds.

--------------------------------------------------------------------------------

 2 RIVERSOURCE GLOBAL TECHNOLOGY FUND  -- PORTFOLIO HOLDINGS AT JULY 31, 2007

Item 2. Control and Procedures.

(a) Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this report, the registrant's principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certification for the Registrant's principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                  RiverSource Global Series, Inc.





By   /s/ Patrick T. Bannigan
     -----------------------
     Patrick T. Bannigan
     President and Principal Executive Officer

Date September 27, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.




By   /s/ Patrick T. Bannigan
     -----------------------
     Patrick T. Bannigan
     President and Principal Executive Officer

Date September 27, 2007





By   /s/ Jeffrey P. Fox
     ------------------
     Jeffrey P. Fox
     Treasurer and Principal Financial Officer

Date September 27, 2007